united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/15

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

AmericaFirst Defensive Growth Fund
AmericaFirst Income Trends Fund
AmericaFirst Absolute Return Fund
AmericaFirst Quantitative Strategies Fund
AmericaFirst Seasonal Trends Fund

December 31, 2015

AmericaFirst Quantitative Funds
c/o Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

AmericaFirst Capital Management, LLC is located at 8150 Sierra College Blvd (Suite 290), Roseville, CA. The Funds’ distributor is Northern Lights Distributors, LLC. AmericaFirst Capital Management, LLC is an owner of Matrix Capital Group, Inc. AmericaFirst is not affiliated with Burlington Capital Group, LLC (formerly America First Companies) or any of its subsidiaries.

AMERICAFIRST QUANTITATIVE FUNDS	SEMI-ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited)

Total Fund operating expense ratios as stated in the Fund’s prospectus dated October 31, 2015 were as follows:

AmericaFirst Defensive Growth Fund Class A, gross of fee waivers or expense reimbursements	3.19%
AmericaFirst Defensive Growth Fund Class A, after waiver and reimbursement	3.14%
AmericaFirst Defensive Growth Fund Class U, gross of fee waivers or expense reimbursements	3.68%
AmericaFirst Defensive Growth Fund Class U, after waiver and reimbursement	3.64%
AmericaFirst Defensive Growth Fund Class I, gross of fee waivers or expense reimbursements	2.68%
AmericaFirst Defensive Growth Fund Class I, after waiver and reimbursement	1.95%

AmericaFirst Income Trends Fund Class A, gross of fee waivers or expense reimbursements	2.47%
AmericaFirst Income Trends Fund Class A, after waiver and reimbursement	2.25%
AmericaFirst Income Trends Fund Class U, gross of fee waivers or expense reimbursements	2.97%
AmericaFirst Income Trends Fund Class U, after waiver and reimbursement	2.75%
AmericaFirst Income Trends Fund Class I, gross of fee waivers or expense reimbursements	1.97%
AmericaFirst Income Trends Fund Class I, after waiver and reimbursement	1.44%

AmericaFirst Absolute Return Fund Class A, gross of fee waivers or expense reimbursements	3.63%
AmericaFirst Absolute Return Fund Class A, after fee waiver and reimbursements	2.89%
AmericaFirst Absolute Return Fund Class U, gross of fee waivers or expense reimbursements	4.13%
AmericaFirst Absolute Return Fund Class U, after fee waiver and reimbursements	3.39%
AmericaFirst Absolute Return Fund Class I, gross of fee waivers or expense reimbursements	3.10%
AmericaFirst Absolute Return Fund Class I, after fee waiver and reimbursements	1.93%

AmericaFirst Quantitative Strategies Fund Class A, gross of fee waivers or expense reimbursements	1.72%
AmericaFirst Quantitative Strategies Fund Class A, after waiver and reimbursement	1.57%
AmericaFirst Quantitative Strategies Fund Class C, gross of fee waivers or expense reimbursements	2.47%
AmericaFirst Quantitative Strategies Fund Class C, after waiver and reimbursement	2.32%
AmericaFirst Quantitative Strategies Fund Class I, gross of fee waivers or expense reimbursements	1.43%
AmericaFirst Quantitative Strategies Fund Class I, after fee waiver and reimbursements	1.43%

AmericaFirst Seasonal Trends Fund Class A, gross of fee waivers or expense reimbursements	2.76%
AmericaFirst Seasonal Trends Fund Class A, after fee waiver and reimbursements	2.47%
AmericaFirst Seasonal Trends Fund Class U, gross of fee waivers or expense reimbursements	3.25%
AmericaFirst Seasonal Trends Fund Class U, after fee waiver and reimbursements	2.97%
AmericaFirst Seasonal Trends Fund Class I, gross of fee waivers or expense reimbursements	2.24%
AmericaFirst Seasonal Trends Fund Class I, after fee waiver and reimbursements	1.97%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the AmericaFirst Defensive Growth Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares, and 1.94% for Class I shares of the AmericaFirst Defensive Growth Fund’s average daily net assets through October 31, 2016. Total Gross Operating Expenses during the six months ended December 31, 2015 were 3.05% for Class A, 3.55% for Class U, and 2.54% for Class I of the AmericaFirst Defensive Growth Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the AmericaFirst Income Trends Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.20% for Class A shares, 2.70% for Class U shares, and 1.40% for Class I shares of the AmericaFirst Income Trends Fund’s average daily net assets through October 31, 2016. Total Gross Operating Expenses during the six months ended December 31, 2015 were 2.72% for Class A, 3.22% for Class U, and 2.22% for Class I of the AmericaFirst Income Trends Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Absolute Return Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares, and 1.74% for Class I shares of the AmericaFirst Absolute Return Fund’s average daily net assets through October 31, 2016. Total Gross Operating Expenses during the six months ended December 31, 2015 were 5.02% for Class A, 5.52% for Class U, and 4.44% for Class I of the AmericaFirst Absolute Return Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Quantitative Strategies Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.50% for Class A shares, 2.25% for Class C shares, and 1.95% for Class I shares of the AmericaFirst Quantitative Strategies Fund’s average daily net assets through October 31, 2016. Total Gross Operating Expenses during the six months ended December 31, 2015 were 1.88% for Class A, 2.63% for Class C, and 1.65% for Class I of the AmericaFirst Quantitative Strategies Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Seasonal Trends Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares, and 1.95% for Class I shares of the AmericaFirst Seasonal Trends Fund’s average daily net assets through October 31, 2016. Total Gross Operating Expenses during the six months ended December 31, 2015 were 3.32% for Class A, 3.82% for Class U, and 2.82% for Class I of the AmericaFirst Seasonal Trends Fund. Class I shares for all Funds except AmericaFirst Seasonal Trends do not exclude borrowing costs from the expense limitations noted. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 3) sections of this report for gross and net expense related disclosure during the six months ended December 31, 2015.

AMERICAFIRST QUANTITATIVE FUNDS	SEMI-ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited)(Continued)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period (7/1/15) and held for the entire period through 12/31/15.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2015 through December 31, 2015

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Actual Fund Return (in parentheses)	7/1/15	12/31/15	Period*

AmericaFirst Defensive Growth Fund Class A (-3.61%)	$ 1,000.00	$ 963.90	$ 15.06
AmericaFirst Defensive Growth Fund Class U (-3.87%)	1,000.00	961.30	17.50
AmericaFirst Defensive Growth Fund Class I (-3.15%)	1,000.00	968.50	9.60

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Hypothetical 5% Fund Return	7/1/15	12/31/15	Period*

AmericaFirst Defensive Growth Fund Class A	$ 1,000.00	$ 1,009.80	$ 15.41
AmericaFirst Defensive Growth Fund Class U	1,000.00	1,007.29	17.91
AmericaFirst Defensive Growth Fund Class I	1,000.00	1,015.38	9.83

*	Expenses are equal to the Fund’s annualized expense ratios of 3.05%, 3.55% and 1.94% for the AmericaFirst Defensive Growth Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

AMERICAFIRST QUANTITATIVE FUNDS	SEMI-ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited)(Continued)

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2015 through December 31, 2015

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Actual Fund Return (in parentheses)	7/1/15	12/31/15	Period*

AmericaFirst Income Trends Fund Class A (-6.46%)	$1,000.00	$935.40	$10.70
AmericaFirst Income Trends Fund Class U (-6.70%)	1,000.00	933.00	13.12
AmericaFirst Income Trends Fund Class I (-6.06%)	1,000.00	939.40	6.82

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Hypothetical 5% Fund Return	7/1/15	12/31/15	Period*

AmericaFirst Income Trends Fund Class A	$1,000.00	$1,014.08	$11.14
AmericaFirst Income Trends Fund Class U	1,000.00	1,011.56	13.65
AmericaFirst Income Trends Fund Class I	1,000.00	1,018.10	7.10

*	Expenses are equal to the Fund’s annualized expense ratios of 2.20%, 2.70% and 1.40% for the AmericaFirst Income Trends Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2015 through December 31, 2015

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Actual Fund Return (in parentheses)	7/1/15	12/31/15	Period*

AmericaFirst Absolute Return Fund Class A (-2.82%)	$ 1,000.00	$ 971.80	$ 20.22
AmericaFirst Absolute Return Fund Class U (-3.06%)	1,000.00	969.40	22.67
AmericaFirst Absolute Return Fund Class I (-1.50%)	1,000.00	985.00	8.68

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Hypothetical 5% Fund Return	7/1/15	12/31/15	Period*

AmericaFirst Absolute Return Fund Class A	$ 1,000.00	$ 1,004.63	$ 20.56
AmericaFirst Absolute Return Fund Class U	1,000.00	1,002.11	23.05
AmericaFirst Absolute Return Fund Class I	1,000.00	1,016.39	8.82

*	Expenses are equal to the Fund’s annualized expense ratios of 4.08%, 4.58% and 1.74% for the AmericaFirst Absolute Return Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

AMERICAFIRST QUANTITATIVE FUNDS	SEMI-ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited) (Continued)

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2015 through December 31, 2015

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Actual Fund Return (in parentheses)	7/1/15	12/31/15	Period*

AmericaFirst Quantitative Strategies Fund Class A (-6.36%)	$1,000.00	$936.40	$ 7.30
AmericaFirst Quantitative Strategies Fund Class C (-6.80%)	1,000.00	932.00	10.93
AmericaFirst Quantitative Strategies Fund Class I (-6.45%)	1,000.00	935.50	8.03

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Hypothetical 5% Fund Return	7/1/15	12/31/15	Period*

AmericaFirst Quantitative Strategies Fund Class A	$1,000.00	$1,017.60	$ 7.61
AmericaFirst Quantitative Strategies Fund Class C	1,000.00	1,013.83	11.39
AmericaFirst Quantitative Strategies Fund Class I	1,000.00	1,016.84	8.36

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50%, 2.25%, and 1.65% for the AmericaFirst Quantitative Strategies Fund Class A, Class C, and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2015 through December 31, 2015

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Actual Fund Return (in parentheses)	7/1/15	12/31/15	Period*

AmericaFirst Seasonal Trends Fund Class A (-7.95%)	$ 1,000.00	$ 920.50	$ 12.55
AmericaFirst Seasonal Trends Fund Class U (-8.22%)	1,000.00	917.80	14.94
AmericaFirst Seasonal Trends Fund Class I (-7.76%)	1,000.00	922.40	10.15

	Beginning Account	Ending Account
	Value	Value	Expenses Paid During
Hypothetical 5% Fund Return	7/1/15	12/31/15	Period*

AmericaFirst Seasonal Trends Fund Class A	$ 1,000.00	$ 1,012.07	$ 13.15
AmericaFirst Seasonal Trends Fund Class U	1,000.00	1,009.55	15.66
AmericaFirst Seasonal Trends Fund Class I	1,000.00	1,014.58	10.63

*	Expenses are equal to the Fund’s annualized expense ratios of 2.60%, 3.10% and 2.10% for the AmericaFirst Seasonal Trends Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-217-8363. Please read it carefully before you invest or send money.

AmericaFirst Defensive Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Shares		Value
	COMMON STOCK - 91.1%
	AGRICULTURE - 6.1%
88,638	Andersons, Inc.	$2,803,620
66,761	Archer-Daniels-Midland Co.	2,448,793
		5,252,413
	BEVERAGES - 3.8%
21,753	Monster Beverage Corp. *	3,240,327

	BIOTECHNOLOGY - 5.9%
302,567	Infinity Pharmaceuticals, Inc. *	2,375,151
17,129	United Therapeutics Corp. *	2,682,573
		5,057,724
	COMMERCIAL SERVICES - 3.0%
37,472	Parexel International Corp. *	2,552,593

	ELECTRIC - 13.9%
290,670	AES Corp.	2,781,712
45,977	Entergy Corp.	3,142,988
170,482	MDU Resources Group, Inc.	3,123,230
75,446	Public Service Enterprise Group, Inc.	2,919,006
		11,966,936
	FOOD - 18.2%
61,364	Calavo Growers, Inc.	3,006,836
64,046	Ingles Markets, Inc.	2,823,148
157,755	Pilgrim’s Pride Corp.	3,484,808
44,126	Sanderson Farms, Inc.	3,420,648
84,641	Snyder’s-Lance, Inc.	2,903,186
		15,638,626
	GAS - 3.0%
60,980	National Fuel Gas Co.	2,606,895

	HEALTHCARE-PRODUCTS - 5.3%
10,837	CR Bard, Inc.	2,052,961
31,166	Edwards Lifesciences Corp. *	2,461,491
		4,514,452
	HEALTHCARE-SERVICES - 22.3%
21,368	Aetna, Inc.	2,310,308
17,476	Anthem, Inc.	2,436,853
17,265	Cigna Corp.	2,526,387
34,320	HCA Holdings, Inc. *	2,321,062
36,229	Health Net, Inc. *	2,480,237
18,856	Laboratory Corp. of America Holdings *	2,331,356
35,870	LifePoint Hospitals, Inc. *	2,632,858
35,807	Molina Healthcare, Inc. *	2,153,075
		19,192,136
	PHARMACEUTICALS - 2.8%
28,024	Express Scripts Holding Co. *	2,449,578

The accompanying notes are an integral part of these financial statements.

AmericaFirst Defensive Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Shares		Value
	RETAIL - 3.2%
354,760	Rite Aid Corp. *	$2,781,318

	SOFTWARE - 3.6%
100,760	MedAssets, Inc. *	3,117,514

	TOTAL COMMON STOCK (Cost - $79,282,899)	78,370,512

	EXCHANGE TRADED FUNDS - 0.9%
	EQUITY FUNDS - 0.9%
7,300	Consumer Staples Select Sector SPDR Fund	368,577
5,000	Health Care Select Sector SPDR Fund	360,250
	TOTAL EXCHANGE TRADED FUNDS (Cost - $700,240)	728,827

	SHORT-TERM INVESTMENTS - 1.4%
	MONEY MARKET FUND - 1.4%
1,199,182	Dreyfus Cash Management, Institutional Shares - 0.22% **	1,199,182
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,199,182)

	TOTAL INVESTMENTS - 93.4% (Cost - $81,182,321) (a)	$80,298,521
	OTHER ASSETS LESS LIABILITIES - 6.6%	5,646,349
	NET ASSETS - 100.0%	$85,944,870

*	Non-income producing security.

**	The rate shown represents the rate at December 31, 2015 and is subject to change daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $81,224,169 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$5,047,040
Unrealized depreciation:	(5,972,688)
Net unrealized depreciation:	$(925,648)

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
HEALTHCARE-SERVICES	$19,192,136	23.90%
FOOD	15,638,626	19.48%
ELECTRIC	11,966,936	14.90%
AGRICULTURE	5,252,413	6.54%
BIOTECHNOLOGY	5,057,724	6.30%
HEALTHCARE-PRODUCTS	4,514,452	5.62%
BEVERAGES	3,240,327	4.04%
SOFTWARE	3,117,514	3.88%
RETAIL	2,781,318	3.46%
GAS	2,606,895	3.25%
COMMERICAL SERVICES	2,552,593	3.18%
PHARMACEUTICALS	2,449,578	3.05%
MONEY MARKET FUND	1,199,182	1.49%
EQUITY FUNDS	728,827	0.91%
Total Portfolio Holdings	$80,298,521	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2015 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Trends Fund

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Shares		Value
	COMMON STOCK - 73.1%
	CHEMICALS - 5.7%
81,449	Israel Chemicals, Ltd.	$329,868
4,857	LyondellBasell Industries	422,073
22,305	Potash Corp. of Saskatchewan, Inc.	381,862
		1,133,803
	COMMERCIAL SERVICES - 2.0%
26,747	RR Donnelley & Sons Co.	393,716

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
19,913	Aircastle, Ltd.	415,982

	FOREST PRODUCTS & PAPER - 2.4%
11,624	Schweitzer-Mauduit International, Inc.	488,092

	INVESTMENT COMPANIES - 6.3%
48,624	BlackRock Capital Investment Corp.	457,066
46,232	FS Investment Corp.	415,626
27,199	Newtek Business Services Corp.	389,490
		1,262,182
	MACHINERY-CONSTRUCTION & MINING - 2.1%
6,182	Caterpillar, Inc.	420,129

	OFFICE/BUSINESS EQUIPMENT - 2.3%
21,851	Pitney Bowes, Inc.	451,223

	OIL & GAS - 12.5%
18,335	Alon USA Partners LP	426,289
16,913	Calumet Specialty Products Partners LP	336,738
20,548	CVR Refining LP	388,974
16,812	Northern Tier Energy LP	434,758
13,083	Sunoco LP	518,218
10,842	Western Refining, Inc.	386,192
		2,491,169
	OIL & GAS SERVICES - 2.0%
11,988	National Oilwell Varco, Inc.	401,478

	PACKAGING & CONTAINERS - 2.2%
10,570	Sonoco Products Co.	431,996

	PIPELINES - 3.7%
15,614	Crestwood Equity Partners LP	324,459
13,175	Holly Energy Partners LP	410,269
		734,728
	REAL ESTATE INVESTMENT TRUSTS - 14.9%
45,349	Annaly Capital Management, Inc.	425,374
94,597	Anworth Mortgage Asset Corp.	411,497
22,882	Apple Hospitality REIT, Inc.	456,953
13,694	Care Capital Properties, Inc.	418,625
49,153	Global Net Lease, Inc.	390,766
25,054	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	474,022
55,570	Investors Real Estate Trust	386,211
		2,963,448

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Trends Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Shares		Value
	SAVINGS & LOANS - 2.3%
27,314	New York Community Bancorp., Inc.	$445,764

	TRANSPORTATION - 12.6%
31,444	Ardmore Shipping Corp.	399,968
32,070	Costamare, Inc.	334,169
57,408	DHT Holdings, Inc.	464,431
30,162	Euronav	413,521
29,531	Nordic American Tankers, Ltd.	458,912
26,403	Ship Finance International, Ltd.	437,498
		2,508,499

	TOTAL COMMON STOCK (Cost - $15,975,879)	14,542,209

Principal
	BONDS & NOTES - 15.8%
	ELECTRIC - 4.9%
$820,000	Pacific Gas & Electric Co., 6.05%, 3/1/34	968,964

	OIL & GAS - 4.1%
780,000	ConocoPhillips, 6.50%, 2/1/39	823,473

	PHARMACEUTICALS - 4.9%
710,000	Pfizer, Inc., 7.20%, 3/15/39	979,691

	RETAIL - 1.9%
350,000	Wal-Mart Stores, Inc., 5.00%, 10/25/40	385,869

	TOTAL BONDS & NOTES (Cost - $3,623,299)	3,157,997

Shares
	SHORT-TERM INVESTMENTS - 11.4%
	MONEY MARKET FUND - 11.4%
2,279,063	Dreyfus Cash Management, Institutional Shares - 0.22% **	2,279,063
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,279,063)

	TOTAL INVESTMENTS - 100.3% (Cost - $21,878,241) (a)	$19,979,269
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(50,350)
	NET ASSETS - 100.0%	$19,928,919

LP - Limited Partnership.

REIT - Real Estate Investment Trust.

**	The rate shown represents the rate at December 31, 2015 and is subject to change daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,852,654 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$158,096
Unrealized depreciation:	(2,031,481)
Net unrealized depreciation:	$(1,873,385)

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Trends Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
OIL & GAS	$3,314,642	16.59%
REAL ESTATE INVESTMENT TRUST	2,963,448	14.83%
TRANSPORTATION	2,508,499	12.56%
MONEY MARKET FUND	2,279,063	11.41%
INVESTMENT COMPANIES	1,262,182	6.32%
CHEMICALS	1,133,803	5.68%
PHARMACEUTICALS	979,691	4.90%
ELECTRIC	968,964	4.85%
PIPELINES	734,728	3.68%
FOREST PRODUCTS & PAPER	488,092	2.44%
OFFICE/BUSINESS EQUIPMENT	451,223	2.26%
SAVINGS & LOANS	445,764	2.23%
PACKAGING & CONTAINERS	431,996	2.16%
MACHINERY-CONSTRUCTION & MINING	420,129	2.10%
DIVERSIFIED FINANCIAL SERVICES	415,982	2.08%
OIL & GAS SERVICES	401,478	2.01%
COMMERCIAL SERVICES	393,716	1.97%
RETAIL	385,869	1.93%
Total Portfolio Holdings	$19,979,269	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2015 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Absolute Return Fund

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Shares		Value
	COMMON STOCK - 45.7%
	BEVERAGES - 6.6%
1,795	Boston Beer Co., Inc. * (a)	$362,429
4,783	Dr. Pepper Snapple Group, Inc. (a)	445,776
		808,205
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
7,273	Discover Financial Services (a)	389,978

	FOOD - 3.2%
16,738	Fresh Market, Inc. * (a)	392,004

	HOUSEHOLD PRODUCTS/WARES - 3.4%
3,273	Clorox Co. (a)	415,115

	INSURANCE - 13.4%
6,492	Allstate Corp. (a)	403,088
7,039	Axis Capital Holdings, Ltd. (a)	395,733
2,181	Everest Re Group, Ltd. (a)	399,319
3,799	Travelers Cos., Inc. (a)	428,755
		1,626,895
	PHARMACEUTICALS - 3.0%
2,821	USANA Health Sciences, Inc. * (a)	360,383

	REAL ESTATE - 3.1%
12,027	Brookfield Asset Management, Inc. (a)	379,211

	REAL ESTATE INVESTMENT TRUST - 9.8%
4,466	Alexandria Real Estate Equitites, Inc. (a)	403,548
4,619	Mid-America Apartment Communities, Inc. (a)	419,451
29,914	New Residential Investment Corp. (a)	363,754
		1,186,753

	TOTAL COMMON STOCK (Cost - $5,360,015)	5,558,544

	EXCHANGE-TRADED FUNDS - 48.5%
	ASSET ALLOCATION FUND - 15.9%
75,322	PowerShares DB U.S. Dollar Index Bullish Fund * (a)	1,932,009

	COMMODITY FUND - 0.0%
10	United States Natural Gas Fund LP *	87

	DEBT FUND - 29.4%
15,336	iShares 20+ Year Treasury Bond ETF (a)	1,849,828
24,719	Vanguard Total International Bond ETF (a)	1,307,141
5,000	Vanguard Intermediate-Term Corporate Bond ETF	420,450
		3,577,419
	EQUITY FUND - 3.2%
8,600	PowerShares Buyback Achievers Portfolio	390,956

	TOTAL EXCHANGE-TRADED FUNDS (Cost - $5,936,541)	5,900,471

The accompanying notes are an integral part of these financial statements.

AmericaFirst Absolute Return Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Shares		Value
	SHORT-TERM INVESTMENTS - 4.1%
	MONEY MARKET FUND - 4.1%
498,784	Dreyfus Cash Management, Institutional Shares - 0.22% **	$498,784
	TOTAL SHORT-TERM INVESTMENTS (Cost - $498,784)

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 98.3% (Cost - $11,795,340) (b)	$11,957,799
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (0.0)% (Proceeds - $133) (b)	(87)
	OTHER ASSETS LESS LIABILITIES - 1.7%	212,600
	NET ASSETS - 100.0%	$12,170,312

	INVESTMENTS IN SECURITIES SOLD SHORT* - (0.0)%
	EXCHANGE TRADED FUND - (0.0)%
	COMMODITY FUND - (0.0)%
(10)	United States Gasoline Fund LP	(87)
	TOTAL EXCHANGE TRADED FUND SOLD SHORT (Proceeds - $133)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds - $133)	$(87)

ETF - Exchange Traded Fund.

LP - Limited Partnership.

*	Non-income producing security.

**	The rate shown represents the rate at December 31, 2015 and is subject to change daily.

(a)	All or a portion of the security is segregated as collateral for securities sold short at December 31, 2015.

(b)	Represent cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,854,045 and differs from market value by new unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$376,011
Unrealized depreciation:	(272,344)
Net unrealized appreciation:	$103,667

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
DEBT FUNDS	$3,577,419	29.92%
ASSET ALLOCATION FUND	1,932,009	16.16%
INSURANCE	1,626,895	13.61%
REITS	1,186,753	9.92%
BEVERAGES	808,205	6.76%
MONEY MARKET FUND	498,784	4.17%
HOUSEHOLD PRODUCTS/WARES	415,115	3.47%
FOOD	392,004	3.28%
EQUITY FUND	390,956	3.27%
DIVERSIFIED FINANCIAL SERVICES	389,978	3.26%
REAL ESTATE	379,211	3.17%
PHARMACEUTICALS	360,383	3.01%
COMMODITY FUND, NET	—	0.00%*
Total Portfolio Holdings	$11,957,712	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2015 and are subject to change. * 0.00% due to rounding.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Shares		Value
	COMMON STOCK - 78.4%
	AIRLINES - 0.3%
80,929	American Airlines Group, Inc. *	$105,208

	BEVERAGES - 6.4%
6,116	Boston Beer Co., Inc. *	1,234,882
15,853	Dr. Pepper Snapple Group, Inc.	1,477,500
		2,712,382
	BIOTECHNOLOGY - 4.5%
83,580	Aegerion Pharmaceuticals, Inc. *	844,158
10,364	Gilead Sciences, Inc.	1,048,733
		1,892,891
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
23,774	Discover Financial Services	1,274,762

	ELECTRIC - 12.9%
20,578	Allete, Inc.	1,045,980
14,752	Duke Energy Corp.	1,053,145
30,020	ITC Holdings Corp.	1,178,285
31,481	PPL Corp.	1,074,446
18,285	Scana Corp.	1,106,060
		5,457,916
	FOOD - 7.9%
55,446	Fresh Market, Inc. *	1,298,545
41,467	SpartanNash Co.	897,346
33,387	Whole Foods Market, Inc.	1,118,464
		3,314,355
	HEALTHCARE-PRODUCTS - 2.7%
53,628	Quidel Corp. *	1,136,914

	HEALTHCARE-SERVICES - 2.7%
14,746	Icon PLC *	1,145,764

	HOUSEHOLD PRODUCTS/WARES - 5.4%
65,440	Central Garden & Pet Co. *	889,984
10,982	Clorox Co.	1,392,847
		2,282,831
	INSURANCE - 12.6%
21,229	Allstate Corp.	1,318,109
23,308	Axis Capital Holdings, Ltd.	1,310,376
7,182	Everest Re Group, Ltd.	1,314,952
12,259	Travelers Cos., Inc.	1,383,551
		5,326,988
	PHARMACEUTICALS - 5.4%
14,985	Quintiles Transnational Holdings, Inc. *	1,028,870
9,771	USANA Health Sciences, Inc. *	1,248,245
		2,277,115

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Shares		Value
	REAL ESTATE - 2.9%
38,264	Brookfield Asset Management, Inc.	$1,206,464

	REAL ESTATE INVESTMENT TRUSTS - 9.1%
14,276	Alexandria Real Estate Equities, Inc.	1,289,979
14,738	Mid-America Apartment Communities, Inc.	1,338,358
98,022	New Residential Investment Corp.	1,191,947
		3,820,284
	RETAIL - 2.4%
16,331	Wal-Mart Stores, Inc.	1,001,090

	TOTAL COMMON STOCK (Cost - $33,611,571)	32,954,964

	EXCHANGE TRADED FUND - 11.2%
	DEBT FUND - 9.5%
33,072	iShares 20+ Year Treasury Bond ETF	3,989,145

	EQUITY FUND - 1.7%
16,000	PowerShares Buyback Achievers Portfolio	727,360

	TOTAL EXCHANGE TRADED FUND (Cost - $4,845,988)	4,716,505

Principal
	BONDS & NOTES - 0.0%
	BANKS - 0.0%
$20,000	Banco Hipotecario SA, 9.75%, 4/27/16	20,075
	TOTAL BONDS & NOTES (Cost - $19,909)

Shares
	SHORT-TERM INVESTMENTS - 10.6%
	MONEY MARKET FUND - 10.6%
4,473,754	Dreyfus Cash Management, Institutional Shares, 0.22% **	4,473,754
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,473,754)

	TOTAL INVESTMENTS - 100.2% (Cost - $42,951,222) (a)	$42,165,298
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(99,339)
	NET ASSETS - 100.0%	$42,065,959

PLC - Public Limited Company.

*	Non-income producing security.

**	The rate shown represents the rate at December 31, 2015 and is subject to change daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $43,011,520 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,562,885
Unrealized depreciation:	(2,409,107)
Net unrealized depreciation:	$(846,222)

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
ELECTRIC	$5,457,916	12.94%
INSURANCE	5,326,988	12.63%
MONEY MARKET FUND	4,473,754	10.61%
DEBT FUND	3,989,145	9.46%
REAL ESTATE INVESTMENT TRUSTS	3,820,284	9.06%
FOOD	3,314,355	7.86%
BEVERAGES	2,712,382	6.43%
HOUSEHOLD PRODUCTS/WARES	2,282,831	5.41%
PHARMACEUTICALS	2,277,115	5.40%
BIOTECHNOLOGY	1,892,891	4.49%
DIVERSIFIED FINANCIAL SERVICES	1,274,762	3.02%
REAL ESTATE	1,206,464	2.86%
HEALTHCARE-SERVICES	1,145,764	2.72%
HEALTHCARE-PRODUCTS	1,136,914	2.70%
RETAIL	1,001,090	2.38%
EQUITY FUND	727,360	1.73%
AIRLINES	105,208	0.25%
BANKS	20,075	0.05%
Total Portfolio Holdings	$42,165,298	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2015 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Trends Fund

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Shares		Value
	COMMON STOCK - 100.0%
	AEROSPACE/DEFENSE - 4.1%
1,800	Boeing Co.	$260,262
5,728	Triumph Group, Inc.	227,688
		487,950
	AIRLINES - 6.7%
3,505	Alaska Air Group, Inc.	282,188
5,253	Delta Air Lines, Inc.	266,275
4,429	United Continental Holdings, Inc. *	253,782
		802,245
	AUTO MANUFACTURERS - 2.1%
18,006	Ford Motor Co.	253,705

	AUTO PARTS & EQUIPMENT - 5.9%
12,046	American Axle & Manufacturing Holdings, Inc. *	228,151
2,135	Lear Corp.	262,242
4,710	Tenneco, Inc. *	216,236
		706,629
	BUILDING MATERIALS - 1.8%
12,977	Headwaters, Inc. *	218,922

	CHEMICALS - 3.9%
4,523	Minerals Technologies, Inc.	207,425
5,836	RPM International, Inc.	257,134
		464,559
	COAL - 1.5%
53,750	SunCoke Energy, Inc.	186,512

	COMMERCIAL SERVICES - 8.8%
8,068	ADT Corp.	266,083
19,060	LifeLock, Inc. *	273,511
13,275	Quanta Services, Inc. *	268,819
5,313	Vantiv, Inc. *	251,942
		1,060,355
	COMPUTERS - 1.0%
284	Fleetmatics Group PLC *	14,424
11,810	Nimble Storage, Inc. *	108,652
		123,076
	DIVERSIFIED FINANCIAL SERVICES - 6.1%
2,310	Ameriprise Financial, Inc.	245,830
6,824	CoreLogic, Inc. *	231,061
4,741	Discover Financial Services	254,212
		731,103
	ENGINEERING & CONSTRUCTION - 2.3%
6,649	Jacobs Engineering Group, Inc. *	278,926

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Trends Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Shares		Value
	FOREST PRODUCTS & PAPER - 2.4%
6,867	Schweitzer-Mauduit International, Inc.	$288,345

	HOUSEHOLD PRODUCTS/WARES - 2.1%
4,108	Avery Dennison Corp.	257,407

	HOUSEWARES - 2.2%
4,033	Scotts Miracle-Gro Co.	260,169

	INSURANCE - 17.4%
7,338	Allied World Assurance Co. Holdings	272,900
4,229	American International Group, Inc.	262,071
5,489	Aspen Insurance Holdings, Ltd.	265,119
9,773	Assured Guaranty, Ltd.	258,300
7,315	Loews Corp.	280,896
36,091	MBIA, Inc. *	233,870
6,024	Validus Holdings, Ltd.	278,851
6,571	Voya Financial, Inc.	242,536
		2,094,543
	LODGING - 8.1%
13,346	Boyd Gaming Corp. *	265,185
9,379	Diamond Resorts International, Inc. *	239,258
10,688	Hilton Worldwide Holdings, Inc.	228,723
17,619	La Quinta Holdings, Inc. *	239,795
		972,961
	MACHINERY-DIVERSIFIED - 2.1%
5,509	AGCO Corp.	250,053

	MISCELLANEOUS MANUFACTURING - 1.9%
8,240	Trinseo SA *	232,368

	PACKAGING & CONTAINERS - 4.0%
18,847	Graphic Packaging Holding Co.	241,807
5,428	Sealed Air Corp.	242,089
		483,896
	RETAIL - 2.0%
9,800	Gap, Inc.	242,060

	SOFTWARE - 6.9%
9,086	InterXion Holding *	273,943
3,392	Red Hat, Inc. *	280,891
4,598	SolarWinds, Inc. *	270,822
		825,656
	TELECOMMUNICATIONS - 4.9%
16,357	Infoblox, Inc. *	300,805
1,659	Palo Alto Networks, Inc. *	292,216
		593,021

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Trends Fund

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2015

Shares		Value
	TRANSPORTATION - 1.9%
16,936	Swift Transportation Co. *	$234,056

	TOTAL COMMON STOCK (Cost - $12,923,551)	12,048,517

	TOTAL INVESTMENTS - 100.1% (Cost - $12,923,551) (a)	$12,048,517
	LIABILITIES LESS OTHER ASSETS - (0.1)%	(14,011)
	NET ASSETS - 100.0%	$12,034,506

PLC - Public Limited Company.

*	Non-income producing security

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,923,551 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$138,636
Unrealized depreciation:	(1,013,670)
Net unrealized depreciation	$(875,034)

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
INSURANCE	$2,094,543	17.38%
COMMERCIAL SERVICES	1,060,355	8.80%
LODGING	972,961	8.07%
SOFTWARE	825,656	6.85%
AIRLINES	802,245	6.66%
DIVERSIFIED FINANCIAL SERVICES	731,103	6.07%
AUTO PARTS & EQUIPMENT	706,629	5.86%
TELECOMMUNICATIONS	593,021	4.92%
AEROSPACE/DEFENSE	487,950	4.05%
PACKAGING & CONTAINERS	483,896	4.02%
CHEMICALS	464,559	3.86%
FOREST PRODUCTS & PAPER	288,345	2.39%
ENGINEERING & CONSTRUCTION	278,926	2.31%
HOUSEWARES	260,169	2.16%
HOUSEHOLD PRODUCTS/WARES	257,407	2.14%
AUTO MANUFACTURERS	253,705	2.11%
MACHINERY-DIVERSIFIED	250,053	2.08%
RETAIL	242,060	2.01%
TRANSPORTATION	234,056	1.94%
MISCELLANEOUS MANUFACTURING	232,368	1.93%
BUILDING MATERIALS	218,922	1.82%
COAL	186,512	1.55%
COMPUTERS	123,076	1.02%
Total Portfolio Holdings	$12,048,517	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2015 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Funds

Statements of Assets and Liabilities (Unaudited)

December 31, 2015

	Defensive Growth	Income Trends	Absolute Return	Quantitative	Seasonal Trends
	Fund	Fund	Fund	Strategies Fund	Fund
ASSETS:
Investments in securities, at value:	$80,298,521	$19,979,269	$11,957,799	$42,165,298	$12,048,517
Foreign Currency, at value	—	2,410	—	—
Deposit at broker for securities sold short	15,440,761	—	395,069	—	23,697
Receivables:
Capital shares sold	130,047	15,860	17,010	31,914	—
Securities sold	1,046,739	116,592	—	—	—
Dividends	107,023	79,828	29,002	110,821	2,413
Interest	21	56,143	1	366	2
Prepaid expenses	22,671	20,761	20,500	6,224	10,620
Total assets	97,045,783	20,270,863	12,419,381	42,314,623	12,085,249

LIABILITIES:
Securities sold short, at value	—	—	87	—	—
Payables:
Distribution and/or service (12b-1) fees	19,036	7,072	7,031	28,053	4,137
Due to manager	47,459	5,471	213	4,449	4,470
Securities purchased	10,672,472	—	—	—	—
Due to custodian	—	—	223,562	—	8,953
Capital shares redeemed	284,095	294,411	252	153,793	10,907
Payable to related parties	25,993	3,347	1,505	9,167	1,347
Other liabilities and accrued expenses	51,858	31,643	16,419	53,202	20,929
Total liabilities	11,100,913	341,944	249,069	248,664	50,743

NET ASSETS	$85,944,870	$19,928,919	$12,170,312	$42,065,959	$12,034,506

Investments in securities, at cost	$81,182,321	$21,878,241	$11,795,340	$42,951,222	$12,923,551
Securities sold short, at proceeds	—	—	(133)	—	—

NET ASSETS CONSIST OF:
Paid-in capital	$86,282,312	$29,495,242	$18,477,173	$50,407,504	$13,782,444
Undistributed net investment income (loss)	(591,799)	(378,842)	(431,872)	147,497	38,598
Accumulated net realized gain (loss)	1,139,386	(7,288,537)	(6,071,322)	(7,703,118)	(911,388)
Net unrealized appreciation (depreciation) on investments and foreign currency	(885,029)	(1,898,944)	196,333	(785,924)	(875,148)
NET ASSETS	$85,944,870	$19,928,919	$12,170,312	$42,065,959	$12,034,506

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Funds

Statements of Assets and Liabilities (Unaudited)(Continued)

December 31, 2015

	Defensive Growth	Income Trends	Absolute Return	Quantitative	Seasonal Trends
	Fund	Fund	Fund	Strategies Fund	Fund
Net Asset Value Per Share
Class A Shares
Net Assets	$28,512,364	$8,384,264	$7,035,734	$18,420,946	$3,269,054
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	2,483,804	1,142,079	618,244	3,335,276	353,767
Net Asset Value per share	$11.48	$7.34	$11.38	$5.52	$9.24
Maximum offering price per share (maximum sales load of 5%, 4%, 5%, 4% and 5%, respectively)	$12.08	$7.65	$11.98	$5.75	$9.73
Minimum redemption price per share (1)	$11.36	$7.27	$11.27	$5.47	$9.15

Class I Shares
Net Assets	$42,330,256	$3,989,238	$374,655	$105,546	$5,758,273
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	3,531,765	539,236	31,610	19,250	623,646
Net Asset Value and offering price per share	$11.99	$7.40	$11.85	$5.48	$9.23
Minimum redemption price per share (3)	$11.87	$7.32	$11.73	$5.43	$9.14

Class U Shares
Net Assets	$15,102,250	$7,555,417	$4,759,923	$—	$3,007,179
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	1,353,286	1,029,227	429,649	—	327,976
Net Asset Value per share	$11.16	$7.34	$11.08	$—	$9.17
Maximum offering price per share (maximum sales load of 2.50%, 2.00%, 2.50%, 0% and 2.50%, respectively)	$11.45	$7.49	$11.36	$—	$9.40
Minimum redemption price per share (1)	$11.05	$7.27	$10.97	$—	$9.08

Class C Shares
Net Assets	$—	$—	$—	$23,539,467	$—
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	—	—	—	4,268,734	—
Net Asset Value per share	$—	$—	$—	$5.51	$—
Maximum offering price per share (maximum sales load of 0%, 0%, 0% 1%, and 0% respectively)	$—	$—	$—	$5.57	$—
Minimum redemption price per share (2)(3)	$—	$—	$—	$5.46	$—

(1)	Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(2)	A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)	The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Funds
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2015

				Quantitative
	Defensive	Income	Absolute	Strategies	Seasonal
	Growth Fund	Trends Fund	Return Fund	Fund	Trends Fund

INVESTMENT INCOME:
Dividend income (net of foreign withholding taxes of $1,150, $2,600, $34, $983, and $0, respectively)	$425,623	$609,106	$103,247	$366,380	$56,432
Interest income	423	165,144	96	278,067	161,802
Total investment income	426,046	774,250	103,343	644,447	218,234

EXPENSES:
Management fees	586,687	153,354	95,338	259,491	111,336
Distribution and/or service (12b-1) fees - Class A	63,207	24,150	17,386	29,675	8,639
Distribution and/or service (12b-1) fees - Class C	—	—	—	140,445	—
Distribution and/or service (12b-1) fees - Class U	73,878	46,352	26,281	—	15,362
Administrator and related party fees	58,509	21,175	10,794	41,006	13,654
Registration fees	26,214	25,206	23,189	26,214	17,644
Custody fees	13,514	9,434	10,532	13,283	5,042
Legal Fees	8,571	6,050	5,042	10,586	5,042
Audit and tax fees	6,806	6,806	6,806	6,806	6,806
Compliance officer compensation	8,067	8,571	8,571	9,075	8,571
Trustees’ fees	6,050	5,042	3,277	8,067	6,050
Printing fees	10,081	16,131	6,050	17,644	6,050
Interest expense	93,267	—	56,832	—	4,133
Insurance fees	3,277	3,277	2,521	4,790	1,765
Dividend expenses	153,687	—	46,863	—	7,012
Miscellaneous	20,417	17,140	9,831	25,206	16,635

Total expenses	1,132,232	342,688	329,313	592,288	233,741
Less: fees waived	(114,387)	(71,088)	(62,039)	(95,414)	(54,128)

Net expenses	1,017,845	271,600	267,274	496,874	179,613

Net investment income (loss)	(591,799)	502,650	(163,931)	147,573	38,621

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency transactions	265,351	(710,945)	(1,179,386)	(5,682,939)	(721,746)
Securities sold short	1,141,428	—	199,825	—	37,170
Change in net unrealized appreciation (depreciation) on:
Investments and translation of assets and liabilities in foreign currencies	(3,518,206)	(1,348,702)	773,587	1,784,764	(521,212)
Securities sold short	—	—	(6,742)	—	—

Net realized and unrealized loss on investments	(2,111,427)	(2,059,647)	(212,716)	(3,898,175)	(1,205,788)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,703,226)	$(1,556,997)	$(376,647)	$(3,750,602)	$(1,167,167)

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Funds
Statements of Changes in Net Assets

	Defensive Growth Fund		Income Trends Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(591,799)	$(300,359)	$502,650	$1,011,022
Net realized gain (loss) on investments, foreign currency transactions and securities sold short	1,406,779	3,282,107	(710,945)	(2,154,995)
Change in net unrealized appreciation (depreciation) on investments, translation of assets and liabilities in foreign currencies and securities sold short	(3,518,206)	1,141,606	(1,348,702)	(898,949)
Net increase (decrease) in net assets resulting from operations	(2,703,226)	4,123,354	(1,556,997)	(2,042,922)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain - Class A	(190,089)	(1,816,351)	—	—
Net realized gain - Class I	(266,302)	(2,788,172)	—	—
Net realized gain - Class U	(103,292)	(1,164,901)	—	—
Net investment income - Class A	—	—	(341,105)	(296,157)
Net investment income - Class I	—	—	(210,469)	(181,641)
Net investment income - Class U	—	—	(303,518)	(246,920)
Return of capital - Class A	—	—	—	(715,961)
Return of capital - Class I	—	—	—	(439,116)
Return of capital - Class U	—	—	—	(596,929)
Total distributions to shareholders	(559,683)	(5,769,424)	(855,092)	(2,476,724)

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	11,506,339	12,277,208	817,855	3,158,464
Reinvestment of distributions	155,248	1,553,487	210,475	734,964
Cost of shares redeemed	(3,082,290)	(5,952,149)	(3,205,476)	(5,896,049)
Redemption fees	4,393	3,348	143	1,693
Total Class A Transactions	8,583,690	7,881,894	(2,177,003)	(2,000,928)

Class I
Proceeds from shares sold	14,378,220	29,097,335	116,215	1,340,641
Reinvestment of distributions	232,928	1,934,117	160,067	513,460
Cost of shares redeemed	(4,490,175)	(10,988,670)	(2,138,719)	(9,418,316)
Redemption fees	809	5,306	83	1,013
Total Class I Transactions	10,121,782	20,048,088	(1,862,354)	(7,563,202)

Class U
Proceeds from shares sold	4,203,373	5,718,916	294,477	2,305,949
Reinvestment of distributions	99,180	1,112,914	209,012	607,013
Cost of shares redeemed	(2,187,256)	(1,769,656)	(2,547,354)	(5,101,719)
Redemption fees	326	2,216	134	1,510
Total Class U Transactions	2,115,623	5,064,390	(2,043,731)	(2,187,247)

Net increase (decrease) from capital share transactions	20,821,095	32,994,372	(6,083,088)	(11,751,377)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,558,186	31,348,302	(8,495,177)	(16,271,023)

NET ASSETS:
Beginning of period	68,386,684	37,038,382	28,424,096	44,695,119
End of period**	$85,944,870	$68,386,684	$19,928,919	$28,424,096

** Includes undistributed net investment loss of:	$(591,799)	$—	$(378,842)	$(26,400)

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Funds
Statements of Changes in Net Assets (Continued)

	Defensive Growth Fund		Income Trends Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015
	(Unaudited)		(Unaudited)
SHARE ACTIVITY:
Class A
Shares sold	980,579	1,011,066	104,673	358,340
Reinvested distributions	13,595	134,969	27,135	84,698
Shares redeemed	(265,086)	(494,641)	(404,081)	(683,951)
Net increase (decrease)	729,088	651,394	(272,273)	(240,913)

Class I
Shares sold	1,178,443	2,321,256	14,728	153,662
Reinvested distributions	19,541	162,668	20,423	58,762
Shares redeemed	(370,386)	(884,423)	(274,898)	(1,054,829)
Net increase (decrease)	827,598	1,599,501	(239,747)	(842,405)

Class U
Shares sold	367,267	486,582	37,609	265,458
Reinvested distributions	8,927	98,926	26,909	69,974
Shares redeemed	(193,891)	(150,009)	(328,457)	(594,829)
Net increase (decrease)	182,303	435,499	(263,939)	(259,397)

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Funds
Statements of Changes in Net Assets (Continued)

	Absolute Return Fund		Quantitative Strategies Fund		Seasonal Trends Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
DECREASE IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(163,931)	$(45,813)	$147,573	$1,045,904	$38,621	$213,700
Net realized gain (loss) on investments, foreign currency transactions and securities sold short	(979,561)	901,288	(5,682,939)	(2,336,052)	(684,576)	(173,345)
Change in net unrealized appreciation (depreciation) on investments, translation of assets and liabilities in foreign currencies and securities sold short	766,845	(1,235,378)	1,784,764	(3,959,159)	(521,212)	(636,091)
Net decrease in net assets resulting from operations	(376,647)	(379,903)	(3,750,602)	(5,249,307)	(1,167,167)	(595,736)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain - Class A	—	—	—	(2,933,920)	—	—
Net realized gain - Class C	—	—	—	(2,748,430)	—	—
Net investment income - Class A	—	—	(283,467)	(628,951)	(7,244)	(64,859)
Net investment income - Class	—	—	(1,798)	(322)	(71,198)	(128,161)
Net investment income - Class U	—	—	—	—	(2,556)	(18,881)
Net investment income - Class C	—	—	(74,322)	(412,721)	—	—
Total distributions to shareholders	—	—	(359,587)	(6,724,344)	(80,998)	(211,901)

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	560,824	930,747	743,568	11,574,533	579,211	3,242,326
Reinvestment of distributions	—	—	264,596	3,361,659	6,605	44,115
Cost of shares redeemed	(516,136)	(2,234,725)	(9,008,585)	(20,832,036)	(955,669)	(9,243,648)
Redemption fees	4	719	609	5,279	49	5,910
Total Class A Transactions	44,692	(1,303,259)	(7,999,812)	(5,890,565)	(369,804)	(5,951,297)

Class I *
Proceeds from shares sold	33,000	288,319	65,172	45,006	352,182	8,777,749
Reinvestment of distributions	—	—	934	322	32,699	113,413
Cost of shares redeemed	(302,143)	(738,066)	—	—	(3,655,350)	(16,237,945)
Redemption fees	—	72	—	—	438	8,704
Total Class I Transactions	(269,143)	(449,675)	66,106	45,328	(3,270,031)	(7,338,079)

Class U
Proceeds from shares sold	56,617	222,220	—	—	591,124	540,384
Reinvestment of distributions	—	—	—	—	2,303	18,515
Cost of shares redeemed	(1,140,999)	(1,992,729)	—	—	(511,741)	(1,340,104)
Redemption fees	—	625	—	—	—	2,367
Total Class U Transactions	(1,084,382)	(1,769,884)	—	—	81,686	(778,838)

Class C
Proceeds from shares sold	—	—	239,232	6,973,043	—	—
Reinvestment of distributions	—	—	70,151	3,037,290	—	—
Cost of shares redeemed	—	—	(6,611,157)	(9,976,009)	—	—
Redemption fees	—	—	17	4,901	—	—
Total Class C Transactions	—	—	(6,301,757)	39,225	—	—

Net decrease from capital share transactions	(1,308,833)	(3,522,818)	(14,235,463)	(5,806,012)	(3,558,149)	(14,068,214)

TOTAL DECREASE IN NET ASSETS	(1,685,480)	(3,902,721)	(18,345,652)	(17,779,663)	(4,806,314)	(14,875,851)

*	Class I of AmericaFirst Quantitative Strategies Fund commenced operations on December 31, 2014.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Funds
Statements of Changes in Net Assets (Continued)

	Absolute Return Fund		Quantitative Strategies Fund		Seasonal Trends Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
NET ASSETS:
Beginning of period	13,855,792	17,758,513	60,411,611	78,191,274	16,840,820	31,716,671
End of period***	$12,170,312	$13,855,792	$42,065,959	$60,411,611	$12,034,506	$16,840,820

*** Includes undistributed net investment income (loss) of:	$(431,872)	$(267,941)	$147,497	$359,511	$38,598	$80,975

SHARE ACTIVITY:
Class A
Shares sold	49,349	77,252	128,388	1,738,047	58,677	316,190
Reinvested distribution	—	—	48,035	542,705	661	4,366
Shares redeemed	(45,098)	(185,375)	(1,588,321)	(3,330,475)	(96,512)	(899,633)
Net increase (decrease)	4,251	(108,123)	(1,411,898)	(1,049,723)	(37,174)	(579,077)

Class I *
Shares sold	2,759	23,458	11,678	7,348	35,391	848,100
Reinvested distribution	—	—	171	53	3,438	11,190
Shares redeemed	(25,463)	(60,913)	—	—	(375,729)	(1,586,611)
Net increase (decrease)	(22,704)	(37,455)	11,849	7,401	(336,900)	(727,321)

Class U
Shares sold	5,114	18,876	—	—	60,880	53,246
Reinvested distributions	—	—	—	—	232	1,837
Shares redeemed	(101,423)	(169,155)	—	—	(52,820)	(131,317)
Net increase (decrease)	(96,309)	(150,279)	—	—	8,292	(76,234)

Class C
Shares sold	—	—	42,180	1,058,265	—	—
Reinvested distribution	—	—	12,771	495,477	—	—
Shares redeemed	—	—	(1,177,314)	(1,617,119)	—	—
Net decrease	—	—	(1,122,363)	(63,377)	—	—

*	Class I of AmericaFirst Quantitative Strategies Fund commenced operations on December 31, 2014.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Defensive Growth Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class A
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended	Ended
	December 31, 2015		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011(1)
	(Unaudited)
Net asset value, beginning of period	$11.99		$12.53	$11.58	$10.70	$9.99	$10.00

Investment operations:
Net investment loss (2)	(0.11)		(0.12)	(0.14)	(0.06)	(0.16)	—	(c)
Net realized and unrealized gain (loss) on investments	(0.32)		0.97	1.96	1.72	0.92	(0.01)
Total from investment operations	(0.43)		0.85	1.82	1.66	0.76	(0.01)

Distributions from:
Net investment income	—		—	—	(0.07)	—	—
Net realized gain	(0.08)		(1.39)	(0.87)	(0.71)	(0.05)	—
Total distributions	(0.08)		(1.39)	(0.87)	(0.78)	(0.05)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	— (c)	— (c)	—	(c)

Net asset value, end of period	$11.48		$11.99	$12.53	$11.58	$10.70	$9.99

Total return (a)	(3.61	)% (f)	7.23%	16.22%	16.35%	7.64%	(0.10	)% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$28,512		$21,040	$13,826	$10,754	$5,818	$1,469
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.05	% (e)	3.18%	3.59%	3.38%	4.06%	5.96	% (e)
After fees waived and expenses absorbed (d)	3.05	% (e)	3.13%	3.33%	2.92%	3.43%	2.59	% (e)
Ratio of net investment loss to average net assets:(b)
Before fees waived and expenses absorbed (d)	(2.00	)% (e)	(1.04)%	(1.41)%	(1.02)%	(2.20)%	(3.95	)% (e)
After fees waived and expenses absorbed (d)	(2.00	)% (e)	(0.99)%	(1.15)%	(0.57)%	(1.57)%	(0.58	)% (e)
Portfolio turnover rate	22.07	% (f)	254.20%	586.64%	330.29%	492.70%	41.02	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.24% for the six months ended December 31, 2015, 0.24% for the year ended June 30, 2015, 0.61% for the year ended June 30, 2014, 0.40% for the year ended June 30, 2013, 0.82% for the year ended June 30, 2012, and 0.14% for the period ended June 30, 2011 attributed to interest expense. The ratios include 0.39% for the six months ended December 31, 2015, 0.44% for the year ended June 30, 2015, 0.28% for the year ended June 30, 2014, 0.07% for the year ended June 30, 2013, and 0.08% for the year ended June 30, 2012 attributed to dividends on securities sold short.

(e)	Annualized.

(f)	Not annualized.

(1)	The AmericaFirst Defensive Growth Fund commenced operations on May 23, 2011.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Defensive Growth Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended	Ended
	December 31, 2015		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011(1)
	(Unaudited)
Net asset value, beginning of period	$12.45		$12.82	$11.71	$10.77	$9.98	$10.00

Investment operations:
Net investment income (loss) (2)	(0.06)		0.02	—	(0.06)	(0.12)	—	(c)
Net realized and unrealized gain (loss) on investments	(0.32)		1.00	1.98	1.79	0.93	(0.02)
Total from investment operations	(0.38)		1.02	1.98	1.73	0.81	(0.02)

Distributions from:
Net investment income	—		—	—	(0.09)	—	—
Net realized gain	(0.08)		(1.39)	(0.87)	(0.71)	(0.05)	—
Total distributions	(0.08)		(1.39)	(0.87)	(0.80)	(0.05)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	0.01	0.03	—	(c)

Net asset value, end of period	$11.99		$12.45	$12.82	$11.71	$10.77	$9.98

Total return (a)	(3.15	)% (f)	8.45%	17.46%	16.97%	8.45%	(0.20	)% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$42,330		$33,660	$14,160	$8,406	$2,681	$3,001
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.54	% (e)	2.67%	3.09%	2.83%	3.36%	5.46	% (e)
After fees waived and expenses absorbed (d)	1.94	% (e)	2.07%	2.01%	2.41%	2.76%	2.09	% (e)
Ratio of net investment income (loss) to average net assets:(b)
Before fees waived and expenses absorbed (d)	(1.46	)% (e)	(0.47)%	(0.87)%	(0.93)%	(1.74)%	(3.57	)% (e)
After fees waived and expenses absorbed (d)	(0.86	)% (e)	0.13%	0.00%	(0.50)%	(1.14)%	(0.20	)% (e)
Portfolio turnover rate	22.07	% (f)	254.20%	586.64%	330.29%	492.70%	41.02	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.24% for the six months ended December 31, 2015, 0.24% for the year ended June 30, 2015, 0.61% for the year ended June 30, 2014, 0.40% for the year ended June 30, 2013, 0.82% for the year ended June 30, 2012 and 0.14% for the period ended June 30, 2011 attributed to interest expense. The ratios include 0.39% for the six months ended December 31, 2015, 0.44% for the year ended June 30, 2015, 0.28% for the year ended June 30, 2014, 0.07% for the year ended June 30, 2013 and 0.08% for the year ended June 30, 2012 attributed to dividends on securities sold short. From the period starting November 8, 2013, these ratios were included in the expense cap for Class I (See Note 3).

(e)	Annualized.

(f)	Not annualized.

(1)	The AmericaFirst Defensive Growth Fund commenced operations on May 23, 2011.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Defensive Growth Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class U
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended	Ended
	December 31, 2015		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011(1)
	(Unaudited)
Net asset value, beginning of period	$11.69		$12.31	$11.44	$10.62	$9.97	$10.00

Investment operations:
Net investment loss (2)	(0.14)		(0.18)	(0.19)	(0.09)	(0.21)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.31)		0.95	1.93	1.68	0.90	(0.02)
Total from investment operations	(0.45)		0.77	1.74	1.59	0.69	(0.03)

Distributions from:
Net investment income	—		—	—	(0.06)	—	—
Net realized gain	(0.08)		(1.39)	(0.87)	(0.71)	(0.05)	—
Total distributions	(0.08)		(1.39)	(0.87)	(0.77)	(0.05)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	— (c)	0.01	—	(c)

Net asset value, end of period	$11.16		$11.69	$12.31	$11.44	$10.62	$9.97

Total return (a)	(3.87	)% (f)	6.68%	15.70%	15.74%	7.05%	(0.30	)% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$15,102		$13,687	$9,052	$6,146	$5,661	$3,575
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.55	% (e)	3.67%	4.09%	3.90%	4.47%	6.46	% (e)
After fees waived and expenses absorbed (d)	3.55	% (e)	3.62%	3.83%	3.43%	3.85%	3.09	% (e)
Ratio of net investment loss to average net assets:(b)
Before fees waived and expenses absorbed (d)	(2.50	)% (e)	(1.56)%	(1.89)%	(1.32)%	(2.73)%	(4.23	)% (e)
After fees waived and expenses absorbed (d)	(2.50	)% (e)	(1.51)%	(1.63)%	(0.86)%	(2.11)%	(0.86	)% (e)
Portfolio turnover rate	22.07	% (f)	254.20%	586.64%	330.29%	492.70%	41.02	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.24% for the six months ended December 31, 2015, 0.24% for the year ended June 30, 2015, 0.61% for the year ended June 30, 2014, 0.40% for the year ended June 30, 2013, 0.82% for the year ended June 30, 2012 and 0.14% for the period ended June 30, 2011 attributed to interest expense. The ratios include 0.39% for the six months ended December 31, 2015, 0.44% for the year ended June 30, 2015, 0.28% for the year ended June 30, 2014, 0.07% for the year ended June 30, 2013 and 0.08% for the year ended June 30, 2012 attributed to dividends on securities sold short.

(e)	Annualized.

(f)	Not annualized.

(1)	The AmericaFirst Defensive Growth Fund commenced operations on May 23, 2011.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Trends Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class A
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended	Ended
	December 31, 2015		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011(1)
	(Unaudited)
Net asset value, beginning of period	$8.14		$9.25	$9.21	$9.05	$10.09	$10.00

Investment operations:
Net investment income (2)	0.16		0.25	0.36	0.60	0.52	0.54
Net realized and unrealized gain (loss) on investments	(0.67)		(0.75)	0.34	0.23	(1.00)	0.30	(g)
Total from investment operations	(0.51)		(0.50)	0.70	0.83	(0.48)	0.84

Distributions from
Net investment income	(0.29)		(0.18)	(0.25)	(0.56)	(0.55)	(0.55)
Net realized gain	—		—	—	—	(0.01)	(0.20)
Return of capital	—		(0.43)	(0.41)	(0.11)	—	—
Total distributions	(0.29)		(0.61)	(0.66)	(0.67)	(0.56)	(0.75)

Paid in Capital from Affiliate Payment	—		—	—	—	— (c)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	— (c)	— (c)	—	(c)

Net asset value, end of period	$7.34		$8.14	$9.25	$9.21	$9.05	$10.09

Total return (a)	(6.46	)% (f)	(5.54)%	7.83%	9.44%	(4.51)%	8.36	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$8,384		$11,517	$15,309	$10,325	$5,539	$8,477
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.72	% (e)	2.43%	2.44%	2.52%	2.43%	2.31	% (e)
After fees waived and expenses absorbed (d)	2.20	% (e)	2.21%	2.20%	2.21%	2.25%	2.21	% (e)
Ratio of net investment income to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.59	% (e)	2.60%	3.71%	6.23%	5.64%	5.14	% (e)
After fees waived and expenses absorbed (d)	4.11	% (e)	2.82%	3.94%	6.54%	5.82%	5.24	% (e)
Portfolio turnover rate	134.70	% (f)	226.22%	336.01%	315.48%	411.30%	309.01	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.01% for the year ended June 30, 2015, 0.01% for the year ended June 30, 2014, 0.01% for the year ended June 30, 2013, 0.04% for the year ended June 30, 2012 and 0.01% for the period ended June 30, 2011 attributed to interest expense.

(e)	Annualized.

(f)	Not annualized.

(g)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2011, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(1)	The AmericaFirst Income Trends Fund commenced operations on July 1, 2010.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Trends Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended	Ended
	December 31, 2015		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011(1)
	(Unaudited)
Net asset value, beginning of period	$8.19		$9.27	$9.21	$9.05	$10.09	$10.00

Investment operations:
Net investment income (2)	0.19		0.31	0.43	0.65	0.52	0.59
Net realized and unrealized gain (loss) on investments	(0.68)		(0.73)	0.34	0.23	(0.96)	0.30	(g)
Total from investment operations	(0.49)		(0.42)	0.77	0.88	(0.44)	0.89

Distributions from:
Net investment income	(0.30)		(0.21)	(0.26)	(0.60)	(0.59)	(0.60)
Net realized gain	—		—	—	—	(0.01)	(0.20)
Return of capital	—		(0.45)	(0.45)	(0.12)	—	—
Total distributions	(0.30)		(0.66)	(0.71)	(0.72)	(0.60)	(0.80)

Paid in Capital from Affiliate Payment	—		—	—	—	— (c)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	— (c)	— (c)	—	(c)

Net asset value, end of period	$7.40		$8.19	$9.27	$9.21	$9.05	$10.09

Total return (a)	(6.06	)% (f)	(4.72)%	8.58%	9.96%	(4.01)%	8.86	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$3,989		$6,380	$15,033	$8,900	$4,749	$13,277
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.22	% (e)	1.93%	1.95%	2.02%	1.93%	1.81	% (e)
After fees waived and expenses absorbed (d)	1.40	% (e)	1.40%	1.49%	1.71%	1.73%	1.71	% (e)
Ratio of net investment income to average net assets:(b)
Before fees waived and expenses absorbed (d)	4.09	% (e)	3.04%	4.27%	6.76%	5.53%	5.94	% (e)
After fees waived and expenses absorbed (d)	4.91	% (e)	3.57%	4.73%	7.07%	5.73%	6.04	% (e)
Portfolio turnover rate	134.70	% (f)	226.22%	336.01%	315.48%	411.30%	309.01	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.01% for the year ended June 30, 2015, 0.01% for the year ended June 30, 2014, 0.01% for the year ended June 30, 2013, 0.04% for the year ended June 30, 2012 and 0.01% for the period ended June 30, 2011 attributed to interest expense. From the period starting November 8, 2013, these ratios were included in the expense cap for Class I. (See Note 3)

(e)	Annualized.

(f)	Not annualized.

(g)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2011, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(1)	The AmericaFirst Income Trends Fund commenced operations on July 1, 2010.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Income Trends Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class U
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended	Ended
	December 31, 2015		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011(1)
	(Unaudited)
Net asset value, beginning of period	$8.14		$9.25	$9.21	$9.04	$10.07	$10.00

Investment operations:
Net investment income (2)	0.14		0.20	0.31	0.55	0.46	0.50
Net realized and unrealized gain (loss) on investments	(0.68)		(0.74)	0.34	0.24	(0.99)	0.28	(g)
Total from investment operations	(0.54)		(0.54)	0.65	0.79	(0.53)	0.78

Distributions from
Net investment income	(0.26)		(0.17)	(0.23)	(0.52)	(0.49)	(0.51)
Net realized gain	—		—	—	—	(0.01)	(0.20)
Return of capital	—		(0.40)	(0.38)	(0.10)	—	—
Total distributions	(0.26)		(0.57)	(0.61)	(0.62)	(0.50)	(0.71)

Paid in Capital from Affiliate Payment	—		—	—	—	— (c)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	— (c)	— (c)	—	(c)

Net asset value, end of period	$7.34		$8.14	$9.25	$9.21	$9.04	$10.07

Total return (a)	(6.70	)% (f)	(6.01)%	7.30%	8.98%	(4.99)%	7.71	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7,555		$10,526	$14,354	$10,825	$10,349	$23,799
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.22	% (e)	2.93%	2.94%	3.02%	2.93%	2.81	% (e)
After fees waived and expenses absorbed (d)	2.70	% (e)	2.71%	2.70%	2.71%	2.75%	2.71	% (e)
Ratio of net investment income to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.09	% (e)	2.10%	3.21%	5.71%	4.88%	5.25	% (e)
After fees waived and expenses absorbed (d)	3.61	% (e)	2.32%	3.44%	6.01%	5.06%	5.35	% (e)
Portfolio turnover rate	134.70	% (f)	226.22%	336.01%	315.48%	411.30%	309.01	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.01% for the year ended June 30, 2015, 0.01% for the year ended June 30, 2014, 0.01% for the year ended June 30, 2013, 0.04% for the year ended June 30, 2012 and 0.01% for the period ended June 30, 2011 attributed to interest expense.

(e)	Annualized.

(f)	Not annualized.

(g)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2011, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(1)	The AmericaFirst Income Trends Fund commenced operations on July 1, 2010.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Absolute Return Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class A
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	December 31, 2015		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
	(Unaudited)
Net asset value, beginning of period	$11.71		$12.01	$9.29	$9.31	$10.80	$8.73

Investment operations:
Net investment income (loss) (1)	(0.14)		(0.01)	(0.04)	0.03	(0.11)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.19)		(0.29)	2.76	(0.01)	(0.76)	2.16
Total from investment operations	(0.33)		(0.30)	2.72	0.02	(0.87)	2.07

Distributions from:
Net realized gain	—		—	—	—	(0.62)	—
Return of capital	—		—	—	(0.04)	—	—
Total distributions	—		—	—	(0.04)	(0.62)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	— (c)	— (c)	— (c)

Net asset value, end of period	$11.38		$11.71	$12.01	$9.29	$9.31	$10.80

Total return (a)	(2.82	)% (f)	(2.50)%	29.28%	0.21%	(8.10)%	23.71%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7,036		$7,191	$8,672	$8,823	$22,113	$42,773
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	5.02	% (e)	3.44%	3.04%	3.00%	3.41%	2.40%
After fees waived and expenses absorbed (d)	4.08	% (e)	2.71%	2.45%	2.74%	3.41%	2.46%
Ratio of net investment income (loss) to average net assets:(b)
Before fees waived and expenses absorbed (d)	(3.37	)% (e)	(0.84)%	(0.96)%	0.01%	(1.15)%	(0.71)%
After fees waived and expenses absorbed (d)	(2.43	)% (e)	(0.11)%	(0.37)%	0.28%	(1.15)%	(0.77)%
Portfolio turnover rate	180.61	% (f)	529.08%	374.70%	601.59%	680.35%	575.17%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.89% for the six months ended December 31, 2015, 0.14% for the year ended June 30, 2015, 0.01% for the year ended June 30, 2014, 0.26% for the year ended June 30, 2013, 0.77% for the year ended June 30, 2012 and 0.01% for the year ended June 30, 2011 attributed to interest expense. The ratios include 0.74% for the six months ended December 31, 2015, 0.11% for the year ended June 30, 2015, 0.04% for the year ended June 30, 2013 and 0.17% for the year ended June 30, 2012 attributed to dividends on securities sold short.

(e)	Annualized.

(f)	Not annualized.

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Absolute Return Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended	Ended
	December 31, 2015		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011(1)
	(Unaudited)
Net asset value, beginning of period	$12.03		$12.22	$9.39	$9.40	$10.85	$9.07

Investment operations:
Net investment income (loss) (2)	(0.10)		0.10	0.05	0.06	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.07)		(0.29)	2.78	0.01 (g)	(0.76)	1.79
Total from investment operations	(0.17)		(0.19)	2.83	0.07	(0.83)	1.78

Distributions from:
Net realized gain	—		—	—	—	(0.62)	—
Return of capital	—		—	—	(0.08)	—	—
Total distributions	—		—	—	(0.08)	(0.62)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	— (c)	— (c)	—	(c)

Net asset value, end of period	$11.85		$12.03	$12.22	$9.39	$9.40	$10.85

Total return (a)	(1.50	)% (f)	(1.55)%	30.14%	0.72%	(7.68)%	19.63	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$375		$653	$1,121	$688	$4,890	$13,774
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	4.44	% (e)	2.91%	2.55%	2.53%	2.86%	1.90	% (e)
After fees waived and expenses absorbed (d)	1.74	% (e)	1.75%	1.81%	2.24%	2.86%	1.96	% (e)
Ratio of net investment income (loss) to average net assets:(b)
Before fees waived and expenses absorbed (d)	(2.93	)% (e)	(0.33)%	(0.27)%	0.45%	(0.72)%	(0.02	)% (e)
After fees waived and expenses absorbed (d)	(0.24	)% (e)	0.83%	0.47%	0.65%	(0.72)%	(0.08	)% (e)
Portfolio turnover rate	180.61	% (f)	529.08%	374.70%	601.59%	680.35%	575.17	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment o distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.89% for the six months ended December 31, 2015, 0.14% for the year ended June 30, 2015, 0.01% for the year ended June 30, 2014, 0.26% for the year ended June 30, 2013, 0.77% for the year ended June 30, 2012 and 0.01% for the period ended June 30, 2011 attributed to interest expense. The ratios include 0.74% for the six months ended December 31, 2015, 0.11% for the year ended June 30, 2015, 0.04% for the year ended June 30, 2013 and 0.17% for the year ended June 30, 2012 attributed to dividends on securities sold short. From the period starting November 8, 2013, these ratios were included in the expense cap for Class I (See Note 3).

(e)	Annualized.

(f)	Not annualized.

(g)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2013, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(1)	The AmericaFirst Absolute Return Fund Class I commenced operations on July 12, 2010.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Absolute Return Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class U
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	December 31, 2015		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
	(Unaudited)
Net asset value, beginning of period	$11.43		$11.78	$9.15	$9.19	$10.72	$8.72

Investment operations:
Net investment loss (1)	(0.17)		(0.07)	(0.09)	(0.02)	(0.16)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.18)		(0.28)	2.72	(0.02)	(0.75)	2.13
Total from investment operations	(0.35)		(0.35)	2.63	(0.04)	(0.91)	2.00

Distributions from:
Net realized gain	—		—	—	—	(0.62)	—
Total distributions	—		—	—	—	(0.62)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	— (c)	— (c)	— (c)

Net asset value, end of period	$11.08		$11.43	$11.78	$9.15	$9.19	$10.72

Total return (a)	(3.06	)% (f)	(2.97)%	28.74%	(0.38)%	(8.54)%	22.94%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$4,760		$6,012	$7,966	$8,759	$21,385	$47,319
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	5.52	% (e)	3.94%	3.54%	3.52%	3.90%	2.90%
After fees waived and expenses absorbed (d)	4.58	% (e)	3.20%	2.95%	3.25%	3.90%	2.96%
Ratio of net investment loss to average net assets:(b)
Before fees waived and expenses absorbed (d)	(3.87	)% (e)	(1.34)%	(1.47)%	(0.48)%	(1.68)%	(1.21)%
After fees waived and expenses absorbed (d)	(2.93	)% (e)	(0.61)%	(0.88)%	(0.21)%	(1.68)%	(1.27)%
Portfolio turnover rate	180.61	% (f)	529.08%	374.70%	601.59%	680.35%	575.17%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.89% for the six months ended December 31, 2015, 0.14% for the year ended June 30, 2015, 0.01% for the year ended June 30, 2014, 0.26% for the year ended June 30, 2013, 0.77% for the year ended June 30, 2012 and 0.01% for the year ended June 30, 2011 attributed to interest expense. The ratios include 0.74% for the six months ended December 31, 2015, 0.11% for the year ended June 30, 2015, 0.04% for the year ended June 30, 2013 and 0.17% for the year ended June 30, 2012 attributed to dividends on securities sold short.

(e)	Annualized.

(f)	Not annualized.

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Strategies Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class A
	For the Six Months		For the Year	For the Year	For the Year	For the Year		For the Year
	Ended		Ended	Ended	Ended	Ended		Ended
	December 31, 2015		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012		June 30, 2011
	(Unaudited)
Net asset value, beginning of period	$5.98		$6.97	$6.29	$5.77	$6.67		$5.58

Investment operations:
Net investment income (1)	0.03		0.11	0.14	0.19	0.17		0.19
Net realized and unrealized gain (loss) on investments	(0.41)		(0.53)	1.10	0.52	(0.13)		1.33
Total from investment operations	(0.38)		(0.42)	1.24	0.71	0.04		1.52

Distributions from:
Net investment income	(0.08)		(0.11)	(0.11)	(0.19)	(0.18)		(0.19)
Net realized gain	—		(0.46)	(0.45)	—	(0.77)		(0.24)
Total distributions	(0.08)		(0.57)	(0.56)	(0.19)	(0.95)		(0.43)

Paid in Capital from Affiliate Payment	—		—	—	—	0.01		—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	— (c)	—	(c)	—

Net asset value, end of period	$5.52		$5.98	$6.97	$6.29	$5.77		$6.67

Total return (a)	(6.36	)% (g)	(6.29)%	20.34%	12.43%	2.16	% (e)	27.66%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$18,421		$28,403	$40,419	$23,521	$17,566		$23,856
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	1.88	% (f)	1.66%	1.76%	1.73%	1.74%		1.78%
After fees waived and expenses absorbed (d)	1.50	% (f)	1.51%	1.50%	1.50%	1.52%		1.51%
Ratio of net investment income to average net assets:(b)
Before fees waived and expenses absorbed (d)	0.61	% (f)	1.59%	1.88%	2.86%	2.69%		2.65%
After fees waived and expenses absorbed (d)	0.99	% (f)	1.74%	2.14%	3.09%	2.91%		2.92%
Portfolio turnover rate	140.59	% (g)	349.12%	306.73%	228.87%	346.05%		284.37%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.01% for the year ended June 30, 2015, 0.00% for the year ended June 30, 2014, 0.00% for the year ended June 30, 2013, 0.02% for the year ended June 30, 2012, and 0.01% for the year ended June 30, 2011 attributed to interest expense.

(e)	For the year ended June 30, 2012, 0.27% of the Fund’s Class A shares’ total return consists of a voluntary reimbursement by the Advisor of a realized investment loss incurred on a trading error. Excluding this item, total return would have been 1.89%.

(f)	Annualized.

(g)	Not annualized.

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Strategies Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class C
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	December 31, 2015		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
	(Unaudited)
Net asset value, beginning of period	$5.93		$6.93	$6.26	$5.74	$6.64	$5.56

Investment operations:
Net investment income (1)	0.01		0.06	0.09	0.15	0.14	0.14
Net realized and unrealized gain (loss) on investments	(0.41)		(0.53)	1.11	0.52	(0.14)	1.33
Total from investment operations	(0.40)		(0.47)	1.20	0.67	0.00	1.47

Distributions from:
Net investment income	(0.02)		(0.07)	(0.08)	(0.15)	(0.13)	(0.15)
Net realized gain	—		(0.46)	(0.45)	—	(0.77)	(0.24)
Total distributions	(0.02)		(0.53)	(0.53)	(0.15)	(0.90)	(0.39)

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	— (c)	— (c)	—

Net asset value, end of period	$5.51		$5.93	$6.93	$6.26	$5.74	$6.64

Total return (a)	(6.80	)% (f)	(6.99)%	19.62%	11.68%	1.32%	26.73%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$23,539		$31,964	$37,773	$25,848	$25,030	$39,703
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.63	% (e)	2.41%	2.50%	2.48%	2.49%	2.53%
After fees waived and expenses absorbed (d)	2.25	% (e)	2.26%	2.25%	2.25%	2.27%	2.26%
Ratio of net investment income (loss) to average net assets:(b)
Before fees waived and expenses absorbed (d)	(0.14	)% (e)	0.84%	1.09%	2.16%	2.08%	2.09%
After fees waived and expenses absorbed (d)	0.24	% (e)	0.99%	1.34%	2.39%	2.30%	2.36%
Portfolio turnover rate	140.59	% (f)	349.12%	306.73%	228.87%	346.05%	284.37%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.01% for the year ended June 30, 2015, 0.00% for the year ended June 30, 2014, 0.00% for the year ended June 30, 2013, 0.02% for the year ended June 30, 2012, and 0.01% for the year ended June 30, 2011 attributed to interest expense.

(e)	Annualized.

(f)	Not annualized.

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Quantitative Strategies Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class I
	For the Six Months		For the Period
	Ended		Ended
	December 31, 2015		June 30, 2015 (1)
	(Unaudited)
Net asset value, beginning of period	$5.97		$6.19

Investment operations:
Net investment income (2)	0.03		0.03
Net realized and unrealized gain (loss) on investments	(0.42)		(0.18)
Total from investment operations	(0.39)		(0.15)

Distributions from:
Net investment income	(0.10)		(0.07)
Total distributions	(0.10)		(0.07)

Paid in Capital from Redemption Fees	—	(c)	—

Net asset value, end of period	$5.48		$5.97

Total return (a)	(6.45	)% (f)	(2.37	)% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$106		$44
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	1.65	% (e)	1.37	% (e)
After fees waived and expenses absorbed (d)	1.65	% (e)	1.37	% (e)
Ratio of net investment income to average net assets:(b)
Before fees waived and expenses absorbed (d)	1.04	% (e)	1.08	% (e)
After fees waived and expenses absorbed (d)	1.04	% (e)	1.08	% (e)
Portfolio turnover rate	140.59	% (f)	349.12	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.01% for the year ended June 30, 2015.

(e)	Annualized.

(f)	Not annualized.

(1)	The AmericaFirst Quantitative Strategies Fund Class I commenced operations on December 31, 2014.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Trends Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class A
	For the Six Months		For the Year	For the Period
	Ended		Ended	Ended
	December 31, 2015		June 30, 2015	June 30, 2014(1)
	(Unaudited)
Net asset value, beginning of period	$10.06		$10.37	$10.00

Investment operations:
Net investment income (loss) (2)	0.02		0.05	(0.02)
Net realized and unrealized gain (loss) on investments	(0.82)		(0.29)	0.39
Total from investment operations	(0.80)		(0.24)	0.37

Distributions from:
Net investment income	(0.02)		(0.07)	—
Total distributions	(0.02)		(0.07)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	—	(c)

Net asset value, end of period	$9.24		$10.06	$10.37

Total return (a)	(7.95	)% (f)	(2.36)%	3.70	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$3,269		$3,934	$10,060
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.32	% (e)	2.74%	2.74	% (e)
After fees waived and expenses absorbed (d)	2.60	% (e)	2.45%	2.45	% (e)
Ratio of net investment income (loss) to average net assets:(b)
Before fees waived and expenses absorbed (d)	(0.35	)% (e)	0.19%	(0.51	)% (e)
After fees waived and expenses absorbed (d)	0.37	% (e)	0.48%	(0.22	)% (e)
Portfolio turnover rate	168.32	% (f)	429.87%	317.87	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.06% for the six months ended December 31, 2015 attributed to interest expense. The ratios include 0.09% for the six months ended December 31, 2015 attributed to dividends on securities sold short.

(e)	Annualized.

(f)	Not annualized.

(1)	The AmericaFirst Seasonal Trends Fund commenced operations on October 31, 2013.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Trends Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class I
	For the Six Months		For the Year		For the Period
	Ended		Ended		Ended
	December 31, 2015		June 30, 2015		June 30, 2014(1)
	(Unaudited)
Net asset value, beginning of period	$10.11		$10.41		$10.00

Investment operations:
Net investment income (loss) (2)	0.04		0.13		0.02
Net realized and unrealized gain (loss) on investments	(0.82)		(0.33	) (g)	0.39
Total from investment operations	(0.78)		(0.20)		0.41

Distributions from:
Net investment income	(0.10)		(0.10)		—
Total distributions	(0.10)		(0.10)		—

Paid in Capital from Redemption Fees	—	(c)	—	(c)	—	(c)

Net asset value, end of period	$9.23		$10.11		$10.41

Total return (a)	(7.76	)% (f)	(1.93)%		4.10	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$5,758		$9,712		$17,563
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.82	% (e)	2.22%		2.04	% (e)
After fees waived and expenses absorbed (d)	2.10	% (e)	1.95%		1.95	% (e)
Ratio of net investment income (loss) to average net assets:(b)
Before fees waived and expenses absorbed (d)	0.15	% (e)	1.02%		0.17	% (e)
After fees waived and expenses absorbed (d)	0.87	% (e)	1.29%		0.26	% (e)
Portfolio turnover rate	168.32	% (f)	429.87%		317.87	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.06% for the six months ended December 31, 2015 attributed to interest expense. The ratios include 0.09% for the six months ended December 31, 2015 attributed to dividends on securities sold short.

(e)	Annualized.

(f)	Not annualized.

(g)	The amount of net investment income (loss) per share does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.

(1)	The AmericaFirst Seasonal Trends Fund commenced operations on October 31, 2013.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

AmericaFirst Seasonal Trends Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class U
	For the Six Months		For the Year	For the Period
	Ended		Ended	Ended
	December 31, 2015		June 30, 2015	June 30, 2014(1)
	(Unaudited)
Net asset value, beginning of year	$10.00		$10.34	$10.00

Investment operations:
Net investment loss (2)	(0.01)		0.01	(0.06)
Net realized and unrealized gain (loss) on investments	(0.81)		(0.30)	0.40
Total from investment operations	(0.82)		(0.29)	0.34

Distributions from:
Net investment income	(0.01)		(0.05)	—
Total distributions	(0.01)		(0.05)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	—	(c)

Net asset value, end of year	$9.17		$10.00	$10.34

Total return (a)	(8.22	)% (f)	(2.84)%	3.40	% (f)

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$3,007		$3,196	$4,093
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.82	% (e)	3.23%	3.15	% (e)
After fees waived and expenses absorbed (d)	3.10	% (e)	2.95%	2.95	% (e)
Ratio of net investment loss to average net assets:(b)
Before fees waived and expenses absorbed (d)	(0.85	)% (e)	(0.18)%	(1.01	)% (e)
After fees waived and expenses absorbed (d)	(0.13	)% (e)	0.10%	(0.81	)% (e)
Portfolio turnover rate	168.32	% (f)	429.87%	317.87	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.06% for the six months ended December 31, 2015 attributed to interest expense. The ratios include 0.09% for the six months ended December 31, 2015 attributed to dividends on securities sold short.

(e)	Annualized.

(f)	Not annualized.

(1)	The AmericaFirst Seasonal Trends Fund commenced operations on October 31, 2013.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2015	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AmericaFirst Quantitative Funds (the “Trust”) was reorganized as a Delaware statutory trust on January 4, 2013. Prior to January 4, 2013, the series of the Trust were each a part of the Mutual Fund Series Trust, an Ohio business trust organized on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of five series. These financial statements include the following five series: AmericaFirst Defensive Growth Fund, AmericaFirst Income Trends Fund, AmericaFirst Absolute Return Fund, AmericaFirst Quantitative Strategies Fund and AmericaFirst Seasonal Trends Fund (each a “Fund” and collectively, the “Funds”). The Funds, except for AmericaFirst Defensive Growth Fund, are registered as diversified series of the Trust. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC (the “Manager”) is investment advisor to the Funds.

AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

AmericaFirst Income Trends Fund (“Income Trends Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve total return with a high rate of current income and total return with lower volatility than common stocks as measured by standard deviation.

AmericaFirst Absolute Return Fund (“Absolute Return Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

AmericaFirst Quantitative Strategies Fund (“Quantitative Strategies Fund”) commenced operations on September 28, 2007. Prior to November 3, 2008, the Fund was named the AmericaFirst Income Strategies Fund. The Fund’s investment objective is to achieve long-term capital appreciation and to achieve positive returns through all market cycles.

AmericaFirst Seasonal Trends Fund (“Seasonal Trends Fund”) commenced operations on October 31, 2013. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.

The Defensive Growth Fund, Income Trends Fund, Absolute Return Fund and Seasonal Trends Fund each offer three classes of shares, Class A, Class I, and Class U. The Quantitative Strategies Fund offers three classes of shares, Class A, Class C, and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

a) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

AMERICAFIRST QUANTITATIVE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2015	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for each Fund’s assets and liabilities measured at fair value:

Defensive Growth Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$78,370,512	$78,370,512	$—	$—
Exchange Traded Fund	728,827	728,827	—	—
Short Term Investment	1,199,182	1,199,182	—	—
Total	$80,298,521	$80,298,521	$—	$—

Income Trends Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$14,542,209	$14,542,209	$—	$—
Bones & Notes (2)	3,157,997	—	3,157,997	—
Short Term Investment	2,279,063	2,279,063	—	—
Total	$19,979,269	$19,979,269	$—	$—

Absolute Return Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$5,558,544	$5,558,544	$—	$—
Exchange Traded Fund	5,900,471	5,900,471	—	—
Short Term Investment	498,784	498,784	—	—
Total	$11,957,799	$11,957,799	$—	$—

Liabilities
Security Classification (1)	Value	Level 1	Level 2	Level 3
Exchange Traded Fund	$87	$87	$—	$—
Total	$87	$87	$—	$—

AMERICAFIRST QUANTITATIVE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2015	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

Quantitative Strategies Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$32,954,964	$32,849,756	$105,208	$—
Exchange Traded Fund	4,716,505	4,716,505	—	—
Bonds & Notes (2)	20,075	—	20,075	—
Short Term Investment	4,473,754	4,473,754	—	—
Total	$42,165,298	$42,040,015	$125,283	$—

Seasonal Trends Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$12,048,517	$12,048,517	$—	$—
Total	$12,048,517	$12,048,517	$—	$—

(1)	As of and during the six months ended December 31, 2015, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	For a detailed break-out of common stocks, preferred stocks, and bonds & notes by investment industry please refer to the Schedules of Investments. The Funds had no transfers between Level 1 and Level 2 during the year ended December 31, 2015. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

b) Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

c) Federal Income Tax - The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2013-2015) or expected to be taken in the Funds’ 2016 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d) Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on average net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

AMERICAFIRST QUANTITATIVE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2015	SEMI-ANNUAL REPORT

1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

h) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i) Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j) Credit Facility – The Defensive Growth, Income Trends, Quantitative Strategies, Absolute Return and Seasonal Trends Funds have entered into a revolving line of credit agreement with MUFG Union Bank for the purpose of covering redemptions in the Funds subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed in total under the agreement is $5,000,000. The Funds will be charged an interest rate of 3.25%. The Funds did not utilize the line of credit during the six months ended December 31, 2015 and there were no outstanding loans at December 31, 2015.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$33,128,482	$16,344,088
Income Trends Fund	32,041,385	40,439,638
Absolute Return Fund	22,228,512	24,220,208
Quantitative Strategies Fund	70,269,362	88,152,969
Seasonal Trends Fund	24,521,046	28,695,976

The Seasonal Trends Fund purchased and sold $0 and $4,118,708, respectively, of government securities during the year.

(3)	INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AmericaFirst Capital Management, LLC (“AFCM” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of an Investment Management Agreement with the Trust (the “Management Agreement”). Under the terms of the Management Agreement, AFCM is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreement provides that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreement, the Manager is paid a bi-monthly management fee at the annual rate of 1.50%, 1.25%, 1.50%, 1.00% and 1.50% of the average daily net assets of the Defensive Growth Fund, Income Trends Fund, Absolute Return Fund, Quantitative Strategies Fund and Seasonal Trends Fund, respectively. For the six months ended December 31, 2015, the Defensive Growth Fund, Income Trends Fund, Absolute Return Fund, Quantitative Strategies Fund and Seasonal Trends Fund incurred $586,687, $153,354, $95,338, $259,491 and $111,336 of management fees, before waiver and reimbursements described below.

AFCM and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive, with respect to the Funds’ Class A, Class C, Class U and Class I Shares of the Seasonal Trends Fund, of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation, and with respect to the Funds’ Class I Shares except the Seasonal Trends Fund, exclusive of any front-end or contingent deferred loads, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses or extraordinary expenses such as litigation) at 2.45% for Class A, 1.94% for Class I, and 2.95% for Class U of the Defensive Growth Fund’s average daily net assets through October 31, 2016; at 2.20% for Class A, 1.40% for Class I, and 2.70% for Class U of the Income Trends Fund’s average daily net assets through October 31, 2016; at 2.45% for Class A, 1.74% for Class I, and 2.95% for the Class U of the Absolute Return Fund’s average daily net assets through October 31, 2016; at 1.50% for Class A, 2.25% for Class C, and 1.95% for Class I of the Quantitative Strategies Fund’s average daily net assets through October 31, 2016; at 2.45% for Class A, 1.95% for Class I, and 2.95% for the Class U of the Seasonal Trends Fund’s average daily net assets through October 31, 2016. Through November 7, 2013, the Expense Limits for Class I under which the Manager had contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses and extraordinary expenses) were 1.95%, 1.95% and 1.70% of the average daily net assets of the Absolute Return Fund, Defensive Growth Fund and Income Trends Fund, respectively. However, as of November 8, 2013, Class I shares of the Defensive Growth Fund, Income Trends Fund and Absolute Return Fund do not exclude borrowing costs or dividends on securities sold short from the Expense Limits.

AMERICAFIRST QUANTITATIVE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2015	SEMI-ANNUAL REPORT

(3)	INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees. For the six months ended December 31, 2015, the Manager waived management fees of $114,387 for the Defensive Growth Fund. The Manager may recapture $72,989, $147,212, and $168,314 no later than June 30, 2016, June 30, 2017, and June 30, 2018 respectively, subject to the terms of the Expense Limitation Agreement. For the six months ended December 31, 2015, the Manager waived management fees of $71,088 for the Income Trends Fund. The Manager may recapture $72,391, $114,214, and $105,800 no later than June 30, 2016, June 30, 2017, and June 30, 2018 respectively, subject to the terms of the Expense Limitation Agreement. For the six months ended December 31, 2015, the Manager waived management fees of $62,039 for the Absolute Return Fund. The Manager may recapture $80,241, $107,501, and $122,737 no later than June 30, 2016, June 30, 2017, and June 30, 2018 respectively, subject to the terms of the Expense Limitation Agreement. For the six months ended December 31, 2015, the Manager waived management fees of $95,414 for the Quantitative Strategies Fund. The Manager may recapture $105,032, $149,121, and $112,655 no later than June 30, 2016, June 30, 2017 and June 30, 2018, respectively, subject to the terms of the Expense Limitation Agreement. For the six months ended December 31, 2015, the Manager waived management fees of $54,128 for the Seasonal Trends Fund. The Manager may recapture $25,579 and $73,744 no later than June 30, 2017 and June 30, 2018, respectively, subject to the terms of the Expense Limitation Agreement.

Distributor – The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.50% for Class A and 1.00% for Class U, per year of its average daily net assets of the Defensive Growth Fund, the Income Trends Fund, the Absolute Return Fund and the Seasonal Trends Fund for such distribution and shareholder service activities. The Quantitative Strategies Fund may pay up to 0.25% for Class A and 1.00% for Class C, respectively, per year of its average daily net assets for such distribution and shareholder service activities. The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. During the six months ended December 31, 2015, $137,085, $70,502, $43,667, $170,120 and $24,001 were incurred under the Plan for the Defensive Growth Fund, the Income Trends Fund, the Absolute Return Fund, Quantitative Strategies Fund and Seasonal Trends Fund, respectively.

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor). The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended December 31, 2015, the Distributor received underwriter commissions of $469,798 for sales of Class A, Class C and Class U shares, of which $49,853 was retained by the principal underwriter or other affiliated broker-dealers .

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid $2,500 per meeting attended in-person or $100 per telephonic meeting attended, at the discretion of the Chairman of the Trust. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Garfield Holdings, LLC, (“Garfield”) an affiliate of an affiliate of the Manager, provides compliance services to the Funds. Garfield charges a monthly fee of $1,250 per Fund.

(4)	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the six months ended December 31, 2015, the Defensive Growth Fund, Income Trends Fund, Absolute Return Fund, Quantitative Strategies Fund, and Seasonal Trends Fund assessed $5,528, $360, $4, $626 and $487, respectively, in redemption fees.

AMERICAFIRST QUANTITATIVE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2015	SEMI-ANNUAL REPORT

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended June 30, 2015 and June 30, 2014 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of	Total
6/30/2015	Income	Capital Gain	Capital	Distribution
Defensive Growth Fund	$5,007,872	$761,552	$—	$5,769,424
Income Trends Fund	724,718	—	1,752,006	2,476,724
Absolute Return Fund	—	—	—	—
Quantitative Strategies Fund	6,478,819	245,525	—	6,724,344
Seasonal Trends Fund	211,901	—	—	211,901

For fiscal year ended	Ordinary	Long-Term	Return of	Total
6/30/2014	Income	Capital Gain	Capital	Distribution
Defensive Growth Fund	$2,145,023	$—	$—	$2,145,023
Income Trends Fund	1,050,811	—	1,664,032	2,714,843
Absolute Return Fund	—	—	—	—
Quantitative Strategies Fund	4,147,579	208,581	—	4,356,160
Seasonal Trends Fund	—	—	—	—

As of June 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Defensive Growth Fund	$208,196	$139,478	$—	$(13,536)	$—	$2,591,329	$2,925,467
Income Trends Fund	—	—	(5,406,849)	—	(1,222,732)	(524,653)	(7,154,234)
Absolute Return Fund	—	—	(5,031,338)	(1,585)	(267,941)	(629,350)	(5,930,214)
Quantitative Strategies Fund	359,511	—	(1,959,880)	—	—	(2,630,987)	(4,231,356)
Seasonal Trends Fund	80,975	—	(226,812)	—	—	(353,936)	(499,773)

The difference between book basis and tax basis unrealized appreciation/ (depreciation), undistributed net investment loss and accumulated net realized gains/ (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for real estate investment trusts, return of capital distributions from corporations, partnerships and constructive sales. In addition, the amounts listed under other book/tax differences are primarily attributable to the deferral of losses on straddles and adjustment for constructive sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Defensive Growth Fund	$—
Income Trends Fund	52,429
Absolute Return Fund	267,941
Quantitative Strategies Fund	—
Seasonal Trends Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Income Trends Fund incurred and elected to defer such capital losses of $1,170,303.

AMERICAFIRST QUANTITATIVE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2015	SEMI-ANNUAL REPORT

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL (continued)

At June 30, 2015, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Defensive Growth Fund	$—	$—	$—
Income Trends Fund	5,406,849	—	$5,406,849
Absolute Return Fund	3,921,508	1,109,830	$5,031,338
Quantitative Strategies Fund	1,959,880	—	$1,959,880
Seasonal Trends Fund	226,812	—	$226,812

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains/ (losses), reclass of net operating losses and income distributions, adjustments for real estate investment trusts, partnerships, grantor trusts, return of capital distributions from corporations, passive foreign investment companies, and the capitalization of in lieu of dividend payments, resulted in reclassification for the following Funds for the year ended June 30, 2015 as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized Gain/(Loss)
	Capital	Income	from Security Transactions
Defensive Growth Fund	$—	$299,147	(299,147)
Income Trends Fund	3,519	(420,405)	416,886
Absolute Return Fund	(39,521)	(193,606)	$233,127
Quantitative Strategies Fund	—	(22,017)	22,017
Seasonal Trends Fund	12,016	79,176	(91,192)

(6)	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

(7)	SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

(8)	SUBSEQUENT DISTRIBUTIONS

On January 28, 2016, the Income Trends Fund paid an ordinary income dividend of $0.036945, $0.0341, and $0.0399 per share for Class A, U, and I, respectively.

AMERICAFIRST QUANTITATIVE FUNDS
ADDITIONAL INFORMATION (Unaudited)

December 31, 2015	SEMI-ANNUAL REPORT

Renewal of the Investment Advisory Agreement between the Trust and the Adviser

At an in person meeting held September 15, 2015, the Board of Trustees (the “Board” or the “Trustees”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the AmericaFirst Quantitative Funds (the “Trust”), and AmericaFirst Capital Management, LLC (the “Adviser”) with respect to the funds of the Trust the AmericaFirst Defensive Growth fund (“Defensive Growth Fund”), AmericaFirst Income Trends Fund (“Income Trends Fund”), AmericaFirst Absolute Return Fund (“Absolute Return Fund”), AmericaFirst Quantitative Strategies Fund (“Quantitative Strategies Fund”), and the AmericaFirst Seasonal Trends Fund (“Seasonal Trends Fund”), (each a “Fund” and together, the “Funds”). In its consideration of renewal of the Advisory Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summarizes matters considered. In its consideration of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summarizes matters considered.

Nature, Extent and Quality of Services. The Trustees reviewed materials provided by the Adviser related to the Advisory Agreement with the Trust on behalf of the Funds, a description of the manner in which investment decisions are to be made and executed, the Adviser’s Form ADV Parts I and II, a profitability analysis and current and projected assessments of financial condition, an overview of the personnel that perform services for the Funds, the compliance policies and procedures of the Adviser, including a certification that the Adviser has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), historical and comparative performance information, and other policies and procedures of the Adviser. The Trustees also noted the Adviser is subject to an SEC exam and that the SEC had recommendations for areas of improvement for the Adviser. The Adviser is in the process of addressing these recommendations. Next, the Trustees reviewed aspects of the financial condition of the Adviser. They noted the Adviser remains under a certain amount of financial stress as it has not been profitable over the last two years ended June 30, 2015, remains burdened by a significant amount of short-term debt and other liabilities, and is subject to an ongoing suit for non-Fund-related legal fees. The Trustees noted that the Adviser has narrowed losses significantly and that certain expenses are not likely to be recurring. The Trustees next considered that the Adviser’s financial stability plan which involves continuing to roll over or renegotiating debt, negotiating to spread out over time any other liability payments such that they are not immediately burdensome, continuing to vigorously defending the suit and attempting to reduce operating expenses. The Trustees also noted that the Adviser has undertaken to continue to provide timely reports on debt maturities and roll overs as well as material legal developments. The Trustees discussed mitigating factors that would tend to offset aspects the financial strain under which the Adviser operates. The Trustees next considered that the Adviser’s Funds-related advisory fees net of the effect the expense limitation agreement and its financial plan should permit the Adviser sufficient monetary resources to continue to discharge its duties to the Funds.

The Trustees concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Funds was satisfactory.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by the Adviser, the Trustees discussed a comparison of each Fund’s advisory fee and Class A total operating expense data as compared to class A shares of the a peer group derived from the Morningstar category to which each Fund belonged based on categorically similar investment objectives and strategies. The Trustees noted that expenses of Class C, U and I shares of the Funds and any peer group would tend to differ by the amount of 12b-1 fees and would produce relatively similar comparative expense conclusions.

With respect to the Defensive Growth Fund, the Trustees found that the Fund’s advisory fee of 1.50% was higher than the mean of its peer universe, the Morningstar Long/Short Equity category, and was not the highest and within a range of reasonable fees. The Trustees also considered that the Adviser has contractually agreed to limit Fund total annual operating expenses, and that its net expense ratio of 3.35% (as measured by Class A Shares) was higher than the mean of its peer universe but was less than the maximum of the Fund’s category average and within a range of reasonable expenses.

With respect to the Income Trends Fund, the Trustees found that the Fund’s advisory fee of 1.25% was higher than the mean of its peer universe, the Morningstar Moderate Allocation category, and was at the high end of a range of reasonable fees. The Trustees also considered that the Adviser has contractually agreed to limit Fund total annual operating expenses, and that its net expense ratio of 2.24% (as measured by Class A Shares) was higher than the mean of its peer universe but was less than the maximum of the Fund’s category average and within a range of reasonable expenses.

With respect to the Absolute Return Fund, the Trustees found that the Fund’s advisory fee of 1.50% was higher than the mean of its peer universe, a blend of the Morningstar Moderate Allocation and Morningstar Absolute Return categories, but was not the highest and within a range of reasonable fees. The Trustees also considered that the Adviser has contractually agreed to limit Fund total annual operating expenses, and that its net expense ratio of 2.51% (as measured by Class A Shares) was higher than the mean of its peer universe and slightly higher (0.02%)than the maximum of the Fund’s peer universe. The Trustees found that because the Class A shares bear higher 12b-1 fees than most class A shares of funds in the peer universe the total expenses are reasonable.

With respect to the Quantitative Strategies Fund, the Trustees found that the Fund’s advisory fee of 1.00% was higher than the mean of its peer universe, the Morningstar Moderate Allocation category, but was not the highest and within a range of reasonable fees. The Trustees also considered that the Adviser has contractually agreed to limit Fund total annual operating expenses, and that its net expense ratio of 1.56% (as measured by Class A Shares) was only modestly higher than the mean of its peer universe and less than the maximum of the Fund’s

AMERICAFIRST QUANTITATIVE FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)

December 31, 2015	SEMI-ANNUAL REPORT

category average and within a range of reasonable expenses.

With respect to the Seasonal Trends Fund, the Trustees found that the Fund’s advisory fee of 1.50% was higher than the mean of its peer universe, a composite of six Morningstar categories that were selected to incorporate the Fund’s seasonal investment strategy, but was not the highest and within a range of reasonable fees. The Trustees also considered that the Adviser has contractually agreed to limit Fund total annual operating expenses, and that its net expense ratio of 2.49% (as measured by Class A Shares) was higher than the mean of its peer universe but was less than the maximum of the Fund’s composite category average and within a range of reasonable expenses.

The Trustees considered that the level of sophistication to be utilized by the Adviser in executing its investment strategies and concluded that the proposed contractual advisory fees to be paid to the Adviser with respect to each Fund was reasonable and acceptable in light of the quality of the services the Funds expected to continue to receive from the Adviser.

Performance. The Trustees next reviewed and considered the performance of each of the Funds as compared to each Fund’s respective broad based securities market index-based or peer group -based benchmarks.

With respect to the Defensive Growth Fund, the Trustees noted that the Fund (Class A Shares load waived) returned 7.23% for the one-year period ended June 30, 2015, 13.18% for the three-year period and 11.43% since the Fund’s inception on May 23, 2011. The Trustees noted that by comparison, the Fund underperformed the S&P 500 Index by 0.19%, 4.13% and 2.54% for the respective periods, while it outperformed its Lipper Alternative Long/Short Equity Index for the one- and three-year periods as well as since-inception by 7.44%, 7.60% and 7.48% respectively. When viewed against the totality of both performance reference sets, the Trustees concluded that performance was satisfactory.

With respect to the Income Trends Fund, the Trustees noted that the Fund (Class A Shares load waived) returned (5.54)%, 3.69%, and 2.90% for the one-year, three-year, and since-inception periods ended June 30, 2015, respectively, outperforming its benchmark, the Barclays Aggregate Bond Index, for the three-year period by 1.86% and underperforming for the one-year and since-inception periods by 7.40% and 0.44% respectively. The Trustees also noted that the Income Trends Fund underperformed the Lipper Flexible Income Funds Index for the one-year and three-year periods ended June 30, 2015, by 6.29% and 2.17%, respectively. While performance was below expectations, the Trustees concluded that performance was satisfactory in light of the fact that the Fund is not managed as an index fund and its performance is likely to vary when compared to an index or peer group, but performance would be monitored for improvement.

With respect to the Absolute Return Fund, the Trustees noted that the Fund (Class A Shares load waived) returned (2.50)%, 8.10%, 7.51% and 4.33% for the one-year, three -year, five-year and since-inception periods ended June 30, 2015, respectively, outperforming its benchmark, the Lipper Absolute Return Index, for the three-year, five-year, and since-inception periods by 5.62%, 5.20% and 2.11%, respectively, while underperforming by 1.12% for the one-year period. The Trustees also noted that the Absolute Return Fund underperformed the S&P 500 Index in each of the periods by approximately 9 to 10%. When viewed against the totality of both performance reference sets the Trustees concluded that performance was satisfactory.

With respect to the Quantitative Strategies Fund, the Trustees noted that the Fund (Class A Shares load waived) returned (6.29)%, 8.23% and 10.58% for the one-, three- and five-year periods ended June 30, 2015, respectively, while the Fund has underperformed the Lipper Alternative Multi-Strategy benchmark for the one-year period by 7.61%, and outperformed the Lipper Absolute Return Fund Index for the three-and five-year periods, by 5.75% and 8.27%, respectively, for the period ended June 30, 2015, and underperformed for the one-year period by 4.91%. The Trustees also noted the Fund lagged the S&P 500 Index by 13.71%, 9.08% and 6.76% respectively during the one-, three- and five-year periods. The Trustees concluded that performance was satisfactory in light of the fact that the Fund is not managed as an index fund and its performance is likely to vary when compared to an index or peer group, but performance would be monitored for improvement.

With respect to the Seasonal Trends Fund, the Trustees noted that the Fund was launched on October 31, 2013. During the fiscal period ended June 30, 2015, the Fund (Class A Shares load waived) returned (2.36)% for the one-year period and 0.75% since-inception. The Trustees noted the Fund has underperformed its benchmark the Dow Jones US Moderately Conservative Index by 5.98% and 5.71% respectively, for the one-year and since-inception periods. The Trustees noted that the Seasonal Trends Fund employs a relatively novel “Seasonal” strategy to allocate assets between equity and fixed income securities, which makes comparison to a benchmark difficult. The Adviser anticipates rebalancing Fund holdings to reduce equity exposure in May and increasing it in November. The Trustees noted that because of the short life of the Fund and its highly specialized seasonal strategy it was difficult to make conclusions about performance. The Trustees concluded that, even though below the reference benchmark, performance was satisfactory and would be monitored for improvement.

Economies of Scale. The Trustees considered whether the Adviser would realize economies of scale with respect to its management of the Funds. The Trustees reviewed and considered elements of an estimated profitability analysis and selected financial information of the Adviser. The Trustees noted that the Trust has yet to reach $500 million in aggregate assets and that they would revisit it when it does reach that level or as a Fund significantly increases in size to above $100 million. At this point there was no consideration in a reduction in the advisory fees, but the issue of economies of scale would be revisited as Fund assets increase.

Profitability. The Trustees considered the Adviser’s historic profitability and whether these profits are reasonable in light of the services provided to the Funds and in light of the Fund’s projected growth. The Trustees reviewed a per-Fund profitability analysis provided by the Adviser. The Trustees noted that the fees are reasonable and not excessively profitable to the Adviser as the gross margins are reasonable and net margins, taking into account the totality of the relationship with each Fund are lower than gross margins. The Trustees concluded that based on current and projected asset levels, that they were satisfied that the Adviser’s level of profitability from its relationship

AMERICAFIRST QUANTITATIVE FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)

December 31, 2015	SEMI-ANNUAL REPORT

with each of the Funds is not excessive.

Conclusion. During the Board’s deliberations, including an executive session of only the Independent Trustees with outside counsel, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Advisory Agreement. Based on the Board’s deliberations and its evaluation of the information described above, the Board approved the renewal of the Advisory Agreement.

AMERICAFIRST QUANTITATIVE FUNDS
Additional Information (Unaudited)(Continued)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Qs may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

PRIVACY notice

Rev. Jan 2013

FACTS	WHAT DOES AMERICAFIRST QUANTITATIVE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

          ■     Social Security number                                  ■     Purchase History

          ■     Assets                                                             ■     Account Balances

          ■     Retirement Assets                                          ■     Account Transactions

          ■     Transaction History                                       ■     Wire Transfer Instructions

          ■     Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons AmericaFirst Quantitative Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AmericaFirst Quantitative Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-217-8363

Who we are
Who is providing this notice?	AmericaFirst Quantitative Funds
What we do
How does AmericaFirst Quantitative Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does AmericaFirst Quantitative Funds collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ AmericaFirst Quantitative Funds doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ AmericaFirst Quantitative Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ AmericaFirst Quantitative Funds doesn’t jointly market.

AmericaFirst Quantitative Funds

MANAGER
AmericaFirst Capital Management, LLC
8150 Sierra College Blvd.
Suite 290
Roseville, CA 95661

ADMINISTRATOR
Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AmericaFirst Quantitative Funds

By (Signature and Title)

/s/Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/7/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/7/16

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/7/16